Item 1. Schedule of Investments


 T. Rowe Price New York Tax-Free Money Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par        Value
 (Amounts in 000s)

 NEW YORK  90.8%
 Buffalo Fiscal Stability Auth., GO, BAN
 3.00%, 5/16/05                                        2,000         2,014

 3.00%, 9/1/05                                         1,000         1,010

 Dormitory Auth. of the State of New York
 VRDN (Currently 1.69%) (FGIC Insured)                 4,000         4,000

 6.00%, 2/15/05 (AMBAC Insured)                        300           303

 Columbia Univ.
 1.60%, 7/1/14 (Tender 6/8/05)                         1,000         1,000

 TECP, 1.18 - 1.83%, 12/10/04 - 1/13/05                3,000         3,000

 Cornell Univ.
 VRDN (Currently 1.63%)                                3,045         3,045

 VRDN (Currently 1.67%)                                600           600

 TECP, 1.43%, 1/13/05                                  2,660         2,660

 Metropolitan Museum of Art, VRDN (Currently 1.64%)    2,058         2,058

 Dutchess County IDA, Trinity-Pawling School
 VRDN (Currently 1.65%)                                2,000         2,000

 Long Island Power Auth.
 VRDN (Currently 1.62%) (FSA Insured)                  2,000         2,000

 VRDN (Currently 1.66%)                                300           300

 Metropolitan Tansportation Auth.
 VRDN (Currently 1.69%) (FSA Insured)                  5,000         5,000

 TECP, 1.45%, 1/11/05                                  3,000         3,000

 Nassau County Interim Finance Auth., VRDN
 (Currently 1.60%)(FSA Insured)                        965           965

 Nassau County Health Care Corp., GO, VRDN
 (Currently 1.62%) (FSA Insured)                       2,000         2,000

 New York City, 6.00%, 2/15/12 (Prerefunded 2/15/05+)  745           760

 New York City, GO
 VRDN (Currently 1.64%)                                7,000         7,000

 VRDN (Currently 1.67%)                                3,950         3,950

 6.00%, 2/15/16 (Prerefunded 2/15/05+)                 250           255

 New York City Housing Dev. Corp.
 90 West Street, VRDN (Currently 1.66%)                3,000         3,000

 Multi-Family Housing
 VRDN (Currently 1.63%)                                2,500         2,500

 VRDN (Currently 1.68%) #                              2,000         2,000

 New York City IDA, American Society for Technion,
 VRDN (Currently 1.61%)                                900           900

 New York City Municipal Water Fin. Auth.
 VRDN (Currently 1.69%) (FGIC Insured)                 2,000         2,000

 VRDN (Currently 1.69%) (MBIA Insured)                 3,500         3,500

 New York City Transitional Fin. Auth.
 VRDN (Currently 1.65%)                                1,155         1,155

 VRDN (Currently 1.69%)                                4,000         4,000

 3.75%, 2/1/05                                         100           100

 5.00%, 5/1/05                                         145           147

 5.25%, 2/1/05 (Escrowed to Maturity)                  330           332

 New York State, GO, 1.80%, 3/13/20 (Tender 10/7/05)   1,800         1,800

 New York State Energy Research & Dev. Auth.
 Consolidated Edison, VRDN (Currently 1.72%) #         1,500         1,500

 New York State Environmental Facs., Clean Water
 4.00%, 3/15/05                                        940           948

 New York State Housing Fin. Agency
 VRDN (Currently 1.63%)                                1,000         1,000

 Multi-Family Housing, VRDN (Currently 1.66%) #        1,000         1,000

 River Terrace Assoc., VRDN (Currently 1.66%)          900           900

 New York State Local Gov. Assistance, 5.00%, 4/1/05
 (AMBAC Insured)                                       260           263

 New York State Mortgage Agency, Single Family
 VRDN (Currently 1.67%) #                              2,700         2,700

 New York State Power Auth.
 1.35%, 3/1/16 (Tender 3/1/05)                         4,000         4,000

 4.375%, 2/15/05                                       500           504

 5.00%, 2/15/05 (Escrowed to Maturity)                 300           302

 New York State Thruway Auth.
 4.20%, 1/1/05                                         250           251

 6.00%, 4/1/05 (Escrowed to Maturity)                  760           772

 6.00%, 1/1/25 (Prerefunded 1/1/05+) (FGIC Insured)    1,300         1,331

 Oneida County IDA, Hamilton College, VRDN
 (Currently 1.65%) (MBIA Insured)                      2,900         2,900

 Port Auth. of New York & New Jersey
 TECP, 1.74%, 12/15/04 #                               3,000         3,000

 JFK International Air Terminal, VRDN (Currently 1.72%)
 (MBIA Insured) #                                      4,180         4,180

 Suffolk County Water Auth. BAN, VRDN
 (Currently 1.63%)                                     600           600

 Triborough Bridge & Tunnel Auth.
 VRDN (Currently 1.66%)                                4,100         4,100

 GO, VRDN (Currently 1.64%) (FSA Insured)              495           495

 Westchester County, GO
 4.60%, 12/15/04                                       100           100

 6.70%, 2/1/05                                         345           348

 Westchester County IDA, Levister Redev. Corp.
 VRDN (Currently 1.65%) #                              1,000         1,000

 Total New York (Cost  $100,548)                                     100,548

 PUERTO RICO  2.7%
 Puerto Rico Electric Power Auth., VRDN
 (Currently 1.71%) (FGIC Insured)                      2,995         2,995

 Total Puerto Rico (Cost  $2,995)                                    2,995

 Total Investments in Securities
 93.5% of Net Assets (Cost  $103,543)
                                                       $             103,543

 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 +         Used in determining portfolio maturity
 AMBAC     AMBAC Assurance Corp.
 BAN       Bond Anticipation Note
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 IDA       Industrial Development Authority/Agency
 MBIA      MBIA Insurance Corp.
 TECP      Tax-Exempt Commercial Paper
 VRDN      Variable-Rate Demand Note


 The accompanying notes are an integral part of these financial statements.


T. Rowe Price New York Tax-Free Money Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2004, the cost of investments for federal income tax purposes was $103,543,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.




 T. Rowe Price New York Tax-Free Bond Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 NEW YORK  95.4%
 Albany County IDA
 Albany College of Pharmacy, 5.265%, 12/1/34           $225          231

 Charitable Leadership Foundation, 5.75%, 7/1/26        2,000        2,041

 Albany Parking Auth.
 5.125%, 7/15/11                                        430          457

 5.25%, 10/15/12                                        595          635

 5.625%, 7/15/25                                        750          786

 Dormitory Auth. Of the State of New York
 VRDN (Currently 1.69%) (FGIC Insured)                  1,295        1,295

 5.00%, 7/1/12 (MBIA Insured)                           1,920        2,111

 5.125%, 7/1/25 (Prerefunded 7/1/10+) (FGIC Insured)    1,500        1,658

 5.25%, 7/1/31 (Prerefunded 7/1/11+)                    2,240        2,506

 7.50%, 5/15/11 (Prerefunded 5/15/05+)                  2,725        3,187

 Albany Medical Center, 5.00%, 8/15/25                  1,500        1,536

 Augustana Lutheran Home, 5.50%, 8/1/20 (MBIA Insured)  920          1,003

 Catholic Health Services of L.I., 5.10%, 7/1/34        2,000        1,959

 Columbia Univ.
 5.00%, 7/1/22                                          2,500        2,610

 5.00%, 7/1/24                                          1,000        1,043

 Maimonides Medical Center, 5.75%, 8/1/35
 (MBIA Insured)                                         1,500        1,580

 Memorial Sloan-Kettering, 5.00%, 7/1/34                2,815        2,829

 Mount Sinai Health, 6.00%, 7/1/13                      1,700        1,755

 New York Medical College, 5.25%, 7/1/12 (MBIA Insured) 2,110        2,303

 New York Methodist Hosp., 5.25%, 7/1/24                1,500        1,555

 Nyack Hosp., 6.00%, 7/1/06                             870          870

 Rockefeller Univ., 5.00%, 7/1/32                       2,000        2,033

 Saint John's Univ., 5.25%, 7/1/25 (MBIA Insured)       2,500        2,639

 Personal Income Tax Ed.
 5.00%, 3/15/32                                         1,600        1,609

 5.375%, 3/15/22                                        1,550        1,666

 Univ. Dormitory Fac., 5.375%, 7/1/23
 (Prerefunded 7/1/12+)                                  1,000        1,132

 Univ. of Rochester, Zero Coupon, 7/1/15, STEP
 (MBIA Insured)                                         1,470        1,182

 Westchester County
 5.25%, 8/1/15                                          2,000        2,163

 5.25%, 8/1/16                                          4,250        4,597

 Yeshiva Univ.
 5.00%, 7/1/26 (AMBAC Insured)                         1,200         1,221

 5.375%, 7/1/17 (AMBAC Insured)                        900           989

 Dutchess County IDA
 Bard College, 5.75%, 8/1/30                           1,750         1,857

 Vasser College, 5.35%, 9/1/40                         1,000         1,033

 Essex County IDA PCR, International Paper,
 5.70%, 7/1/16 #                                       1,850         1,961

 Huntington HFA, Gurwin Jewish Senior Home,
 6.00%, 5/1/39                                         750           703

 Islip Recovery Agency, 5.75%, 7/1/23 (FSA Insured) #  250           268

 Long Island Power Auth.
 5.00%, 6/1/05                                         2,000         2,027

 5.00%, 12/1/05                                        1,500         1,539

 5.50%, 12/1/06 (AMBAC Insured)                        3,525         3,743

 New York City Electric
 Zero Coupon, 6/1/21 (FSA Insured)                     2,000         931

 5.125%, 12/1/22 (FSA Insured)                         1,500         1,592

 Madison County IDA, Colgate Univ., 5.00%, 7/1/33      1,000         1,005

 Metropolitan Transportation Auth.
 4.75%, 7/1/16 (Prerefunded 7/1/12+) (FSA Insured)     1,750         1,905

 5.00%, 7/1/25 (FGIC Insured)                          2,000         2,053

 5.125%, 11/15/31                                      2,250         2,277

 5.25%, 11/15/25 (FGIC Insured)                        4,920         5,197

 5.50%, 11/15/13 (AMBAC Insured)                       3,000         3,411

 Monroe County, GO
 5.00%, 3/1/18 (FGIC Insured)                          3,205         3,386

 Public Improvement, 5.00%, 3/1/17 (FGIC Insured)      1,000         1,060

 Mount Sinai Union Free School Dist., GO
 Suffolk County, 6.20%, 2/15/17 (AMBAC Insured)        1,025         1,238

 6.20%, 2/15/18 (AMBAC Insured)                        515           626

 Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10+)
 (FSA Insured)                                         3,500         4,124

 Nassau County, GO, 6.00%, 7/1/08 (FGIC Insured)       1,360         1,512

 Nassau County IDA
 Hofstra Univ.
 6.90%, 1/1/14 (Prerefunded 1/1/05+)                   350           359

 6.90%, 1/1/15 (Prerefunded 1/1/05+)                   375           384

 Nassau County Interim Fin. Auth., 5.25%, 11/15/15
 (AMBAC Insured)                                       2,000         2,216

 New York City, GO
 5.00%, 8/1/06                                         875           911

 5.00%, 11/1/12                                        2,000         2,173

 5.25%, 8/1/14                                         3,305         3,607

 5.75%, 10/15/13                                       1,105         1,198

 5.875%, 3/15/12 (Prerefunded 3/15/12+)                2,000         2,123

 6.00%, 8/1/12                                         395           421

 6.00%, 8/1/12 (Prerefunded 8/1/06+)                   605           651

 6.25%, 8/1/09                                         1,200         1,284

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                   50            54

 New York City Health & Hosp. Corp., 5.50%, 2/15/19
 (FSA Insured)                                         1,500         1,638

 New York City Housing Dev. Corp.
 Lyric / Multi-Family, VRDN (Currently 1.68%) #        1,800         1,800

 Multi-Family, Fountains at Spring Creek, VRDN
 (Currently 1.67%) #                                   1,200         1,200

 New York City IDA, New York Univ., 5.375%, 7/1/18
 (AMBAC Insured)                                       1,275         1,396

 New York City IDA, IDRB, JFK Airport,
 5.50%, 7/1/28 #                                       2,500         2,470

 New York City Municipal Water Fin. Auth.
 Zero Coupon, 6/15/20                                  450           220

 VRDN (Currently 1.69%) (MBIA Insured)                 1,500         1,500

 5.00%, 6/15/29                                        5,000         5,025

 5.00%, 6/15/34                                        1,500         1,504

 5.875%, 6/15/26                                       3,405         3,611

 5.875%, 6/15/26 (Prerefunded 6/15/06+)                595           633

 New York City Transitional Fin. Auth.
 5.00%, 8/1/24                                         1,625         1,668

 6.00%, 8/15/15 (Prerefunded 8/15/09+)
 (FGIC Insured)                                        1,000         1,147

 New York State Environmental Fac.
 Clean Water & Drinking, 5.25%, 11/15/20               2,000         2,153

 New York State Environmental Fac. PCR
 5.75%, 5/15/11 (Escrowed to Maturity)                 605           700

 5.75%, 6/15/11                                        95            110

 5.75%, 6/15/12 (Escrowed to Maturity)                 300           347

 Waste Management, 4.45%, 7/1/17 (Tender 7/1/09) #     2,500         2,561

 New York State Housing Fin. Agency, 8.00%, 5/1/11
 (Escrowed to Maturity)                                1,000         1,208

 New York State Local Gov't. Assistance,
 6.00%, 4/1/14                                         3,110         3,618

 New York State Medical Care Fac., 6.50%, 8/15/29
 (Prerefunded 2/15/05+) (AMBAC Insured)                1,000         1,029

 New York State Mortgage Agency
 Single Family
 5.70%, 10/1/17 #                                      2,120         2,200

 5.80%, 10/1/20 #                                      1,000         1,051

 5.85%, 10/1/18 #                                      675           717

 5.95%, 4/1/30 #                                       1,005         1,040

 New York State Power Auth., 5.00%, 11/15/08           1,500         1,629

 New York State Thruway Auth.
 Highway & Bridge
 5.00%, 3/15/08                                        2,320         2,483

 5.00%, 3/15/10                                        2,000         2,164

 5.00%, 4/1/17 (FGIC Insured)                          5,000         5,307

 5.50%, 4/1/17 (FGIC Insured)                          2,495         2,767

 5.50%, 4/1/18 (FGIC Insured)                          1,000         1,104

 New York State Urban Dev. Corp., Corrections &
 Youth Fac., 6.00%, 1/1/15 (Prerefunded 1/1/09+)
 (AMBAC Insured)                                       4,000         4,535

 Niagara County, GO
 5.25%, 8/15/14 (MBIA Insured)                         435           486

 5.25%, 8/15/15 (MBIA Insured)                         335           375

 Niagara County IDA, American Ref-Fuel
 5.55%, 11/15/24 (Tender 11/15/13) #                   1,500         1,601

 Nyack Union Free School Dist., GO, 5.25%, 12/15/15
 (FGIC Insured)                                        550           617

 Oneida County IDA
 St. Elizabeth Medical Center
 5.50%, 12/1/10                                        430           432

 5.625%, 12/1/09                                       1,000         1,012

 5.75%, 12/1/19                                        1,600         1,486

 Port Auth. of New York & New Jersey
 5.00%, 7/15/24 (FSA Insured) #                        2,000         2,042

 5.875%, 9/15/15 (FGIC Insured) #                      2,000         2,113

 6.125%, 6/1/94                                        1,000         1,137

 6.50%, 7/15/19 (FGIC Insured) #                       2,000         2,030

 Rochester, GO
 5.00%, 2/15/20 (MBIA Insured)                         110           120

 5.00%, 2/15/21 (MBIA Insured)                         110           119

 Sales Tax Asset Receivable Corp., 5.00%, 10/15/29
 (AMBAC Insured)                                       2,500         2,543

 Saratoga County Ind. Dev. Agency, Saratoga County
 Hosp. 5.00%, 12/1/08                                  995           1,052

 Suffolk County, 5.75%, 4/15/14 (AMBAC Insured)        4,510         5,062

 Suffolk County IDA
 Gurwin Jewish Senior Home, 6.70%, 5/1/39              1,000         1,020

 Huntington Hosp.
 5.875%, 11/1/32                                       2,000         2,063

 6.00%, 11/1/22                                        2,000         2,116

 Jefferson Ferry, 7.20%, 11/1/19                       2,000         2,083

 Suffolk County Water Auth., 5.125%, 6/1/26
 (FGIC Insured)                                        1,350         1,391

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/08                                         1,250         1,338

 5.25%, 6/1/13                                         1,810         1,930

 5.25%, 6/1/21 (AMBAC Insured)                         1,000         1,063

 Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30
 (Prerefunded 7/1/10+)                                 2,000         2,291

 Triborough Bridge & Tunnel Auth.
 5.00%, 1/1/20 (Escrowed to Maturity)                  2,060         2,238

 5.00%, 11/15/28 (AMBAC Insured)                       3,000         3,043

 United Nations Dev. Corp., 5.25%, 7/1/25              1,000         1,041

 Westchester County Health Care Corp.,
 GO, 5.375%, 11/1/30                                   3,000         3,099

 Westchester County IDA
 Hebrew Hosp., 7.375%, 7/1/30                          1,250         1,323

 Kendal Hudson, 6.50%, 1/1/34                          1,000         1,013

 Wheelbrator, 6.00%, 7/1/08 (AMBAC Insured) #          730           807

 Winward School, 5.25%, 10/1/31 (RAA Insured)          1,500         1,530

 Total New York (Cost  $212,411)                                     224,161

 PUERTO RICO  4.4%
 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/36                                         1,000         1,000

 5.50%, 7/1/18                                         2,000         2,113

 Puerto Rico Public Buildings Auth., GO,
 5.50%, 7/1/24                                         2,000         2,151

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          3,025         3,329

 5.50%, 8/1/29                                         380           397

 5.50%, 8/1/29 (Prerefunded 2/1/12+)                   1,120         1,260

 Total Puerto Rico (Cost  $9,667)                                    10,250

 U. S. VIRGIN ISLANDS 0.3%
 Virgin Islands PFA Hovensa Refinery
 5.875%, 7/1/22 #                                      250           263

 6.125%, 7/1/22 #                                      500           533

 Total U. S. Virgin Islands (Cost  $750)                             796

 Total Investments in Securities
 100.1% of Net Assets (Cost  $222,828)                 $             235,207

 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 +         Used in determining portfolio maturity
 AMBAC     AMBAC Assurance Corp.
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 IDA       Industrial Development Authority/Agency
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PFA       Public Finance Authority
 RAA       Radian Asset Assurance Inc.
 VRDN      Variable-Rate Demand Note


 The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price New York Tax-Free Bond Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal, New York state, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $222,599,000. Net unrealized gain aggregated $12,608,000 at period-end, of which $12,912,000 related to appreciated investments and $304,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.




 T. Rowe Price Maryland Tax-Free Bond Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 MARYLAND  94.3%
 Anne Arundel County, GO
 5.00%, 3/1/07                                         3,300         3,495

 5.125%, 7/1/28                                        1,200         1,247

 5.125%, 7/1/29                                        2,000         2,074

 6.30%, 8/1/16 (Prerefunded 8/1/05+)                   775           805

 6.30%, 8/1/19 (Prerefunded 8/1/05+)                   725           753

 6.30%, 8/1/20 (Prerefunded 8/1/05+)                   705           732

 6.30%, 8/1/21 (Prerefunded 8/1/05+)                   790           820

 6.30%, 8/1/22 (Prerefunded 8/1/05+)                   450           467

 6.30%, 8/1/24 (Prerefunded 8/1/05+)                   720           747

 Anne Arundel County
 Farmington Village, 6.25%, 6/1/25                     4,129         4,167

 National Business Park
 7.375%, 7/1/28 (Prerefunded 7/1/10+)                  6,500         7,959

 Baltimore City, GO
 Zero Coupon, 10/15/06 (FGIC Insured)                  3,100         2,866

 7.00%, 10/15/08 (MBIA Insured)                        5,190         6,004

 7.50%, 10/15/09 (FGIC Insured)                        2,635         3,172

 Consolidated Public Improvement
 Zero Coupon, 10/15/08 (FGIC Insured)                  1,785         1,461

 Zero Coupon, 10/15/09 (FGIC Insured)                  2,170         1,671

 Zero Coupon, 10/15/11 (FGIC Insured)                  3,525         2,396

 7.00%, 10/15/07 (MBIA Insured)                        500           563

 Baltimore City, COP
 5.25%, 4/1/06 (MBIA Insured)                          2,000         2,078

 Board of Ed. Administration
 5.00%, 4/1/14 (MBIA Insured)                          3,635         3,912

 5.00%, 4/1/16 (MBIA Insured)                          3,825         4,088

 Parking
 5.25%, 7/1/21 (FGIC Insured)                          2,050         2,287

 6.00%, 7/1/14 (FGIC Insured)                          5,155         6,075

 6.00%, 7/1/15 (FGIC Insured)                          5,460         6,478

 6.00%, 7/1/16 (FGIC Insured)                          5,785         6,891

 6.00%, 7/1/17 (FGIC Insured)                          6,135         7,345

 6.00%, 7/1/18 (FGIC Insured)                          6,505         7,760

 Waste Water
 5.60%, 7/1/13 (MBIA Insured)                          7,100         8,068

 5.625%, 7/1/30 (Prerefunded 7/1/10+) (FSA Insured)    5,000         5,640

 Water
 5.00%, 7/1/24 (FGIC Insured)                          3,095         3,215

 5.125%, 7/1/42 (FGIC Insured)                         4,235         4,320

 5.60%, 7/1/13 (MBIA Insured)                          12,200        13,863

 5.65%, 7/1/20 (MBIA Insured)                          2,000         2,285

 5.80%, 7/1/15 (Prerefunded 7/1/12+) (FGIC Insured)    3,350         3,873

 6.00%, 7/1/15 (FGIC Insured)                          6,250         7,292

 6.00%, 7/1/16 (Prerefunded 7/1/10+) (FSA Insured)     1,230         1,410

 6.00%, 7/1/19 (Prerefunded 7/1/10+) (FSA Insured)     650           745

 6.00%, 7/1/20 (Prerefunded 7/1/10+) (FSA Insured)     990           1,135

 6.00%, 7/1/21 (Prerefunded 7/1/10+) (FSA Insured)     1,650         1,892

 Baltimore City Port Fac., DuPont de Nemours, PCR
  6.50%, 10/1/11                                       10,900        11,762

 Baltimore County, GO, Pension
 5.125%, 8/1/14                                        4,300         4,683

 5.125%, 8/1/15                                        4,195         4,554

 Baltimore County Economic Dev., Maryvale Preparatory
School
 6.50%, 5/1/11                                         600           577

 Baltimore County Mortgage, North Brooke Apartments
 Multi-Family Housing, 6.35%, 1/20/21
(GNMA Guaranteed)                                      3,000         3,066

 Calvert County PCR, Baltimore Gas & Electric,
 5.55%, 7/15/14                                        5,650         5,769

 Carroll County, GO
 5.625%, 10/1/20                                       1,900         2,064

 Commissioners Public Improvement
 5.50%, 12/1/16 (Prerefunded 12/1/09+)                 1,130         1,276

 5.50%, 12/1/18 (Prerefunded 12/1/09+)                 1,000         1,129

 5.50%, 12/1/19 (Prerefunded 12/1/09+)                 1,000         1,129

 Consolidated Public Improvement, 5.00%, 11/1/08       1,465         1,593

 Charles County
 Holly Station, Multi-Family Housing
 6.45%, 5/1/26 (FHA Guaranteed)                        1,780         1,825

 New Forest Apartments, Multi-Family Housing
 6.10%, 11/1/28 (FHA Guaranteed)                       5,000         5,188

 Damascus Gardens Dev. Corp., 7.375%, 8/15/17
 (Escrowed to Maturity)                                3,140         3,826

 Frederick County, GO
 5.00%, 12/1/09                                        1,000         1,096

 5.00%, 12/1/10                                        2,855         3,143

 5.00%, 12/1/12                                        2,895         3,133

 5.25%, 7/1/13                                         2,080         2,333

 5.25%, 7/1/16                                         2,000         2,224

 Public Fac.
 5.25%, 7/1/15                                         925           1,016

 5.25%, 12/1/20                                        1,990         2,168

 5.75%, 7/1/19                                         6,430         7,188

 Frederick County, Urbana Community Dev. Auth.,
 5.95%, 7/1/30                                         2,900         2,905

 Gaithersburg, Asbury Solomons Group, VRDN
 (Currently 1.67%) (MBIA Insured)                      1,700         1,700

 Gaithersburg Hosp. Fac., Adventist Healthcare, 6.50%,
 9/1/12 (Escrowed to Maturity) (FSA Insured)           5,000         5,803

 Harford County Economic Dev., Battelle Memorial
Institute 5.25%, 4/1/34                                8,625         8,795

 Howard County, GO, COP, 8.15%, 2/15/20                455           630

 Howard County, 6.00%, 2/15/21
 (Prerefunded 2/15/05+)                                3,110         3,136

 Hyattsville
 Univ. Town Center
 5.00%, 7/1/17                                         1,676         1,680

 5.60%, 7/1/24                                         1,750         1,753

 5.75%, 7/1/34                                         3,550         3,559

 Maryland, GO
 State & Local Fac.
 5.00%, 8/1/11                                         5,000         5,527

 5.125%, 8/1/05                                        4,000         4,083

 5.25%, 3/1/06 ++                                      3,830         3,976

 5.25%, 7/15/13                                        18,900        20,737

 5.25%, 7/15/14                                        10,045        11,025

 5.50%, 3/1/10                                         10,000        11,198

 Maryland
 State & Local Fac., 5.75%, 8/1/15
 (Prerefunded 8/1/10+)                                 20,590        23,579

 Maryland CDA
 Multi-Family Housing
 5.70%, 7/1/17 #                                       2,875         3,004

 5.85%, 7/1/27 #                                       7,000         7,204

 5.875%, 7/1/16                                        2,530         2,633

 6.20%, 7/1/23 #                                       3,885         4,080

 Single Family Housing
 VRDN (Currently 1.67%) #                              14,800        14,800

 4.80%, 4/1/13                                         1,050         1,097

 5.00%, 9/1/29 #                                       5,020         5,276

 5.25%, 9/1/19 #                                       545           564

 5.40%, 4/1/11                                         1,000         1,031

 5.50%, 9/1/22 #                                       4,230         4,393

 5.60%, 9/1/28 #                                       3,000         3,076

 5.80%, 9/1/32 #                                       2,245         2,282

 5.85%, 9/1/21 #                                       5,000         5,214

 5.875%, 9/1/25 #                                      5,000         5,161

 5.95%, 4/1/16                                         845           879

 5.95%, 9/1/29 #                                       14,140        14,498

 6.00%, 4/1/17                                         2,500         2,561

 Maryland DOT
 5.00%, 12/15/06                                       2,020         2,131

 5.00%, 12/15/07                                       2,000         2,152

 5.50%, 2/1/17                                         75            86

 Maryland Economic Dev. Corp.
 Anne Arundel County Golf Course, 8.25%, 6/1/28        4,050         3,734

 Associated Jewish Charities, 5.67%, 7/15/29           16,645        17,155

 Aviation Administration
 5.375%, 6/1/20 (FSA Insured )#                        5,040         5,360

 5.375%, 6/1/21 (FSA Insured) #                        5,000         5,291

 5.50%, 6/1/13 (FSA Insured) #                         1,150         1,274

 Federation of American Societies, VRDN
 (Currently 1.69%)                                     300           300

 Morgan State Univ. Student Housing
 6.00%, 7/1/22                                         2,250         2,386

 6.00%, 7/1/34                                         9,580         9,976

 Univ. Village at Sheppard Pratt, 6.00%, 7/1/33
 (ACA Insured)                                         4,000         4,189

 Waste Management, 2.30%, 4/1/16 (Tender 4/1/06) #     5,700         5,630

 Maryland Energy Fin. Administration
 Baltimore Wastewater
 6.30%, 12/1/10 #                                      6,145         6,495

 6.45%, 12/1/16 #                                      2,600         2,723

 Maryland HHEFA
 Adventist Healthcare
 5.75%, 1/1/15                                         700           772

 5.75%, 1/1/25                                         4,350         4,508

 Board of Child Care
 5.375%, 7/1/32                                        1,475         1,512

 5.625%, 7/1/20                                        1,000         1,075

 5.625%, 7/1/22                                        500           530

 Bradford Oaks Nursing & Rehabilitation Center
 6.375%, 1/1/19                                        1,500         1,493

 6.375%, 1/1/27                                        2,740         2,635

 Calvert Memorial Hosp.
 5.50%, 7/1/36                                         4,200         4,342

 5.50%, 7/1/39                                         1,200         1,236

 Carroll Hosp. Center
 5.80%, 7/1/32                                         5,055         5,228

 6.00%, 7/1/16                                         670           733

 6.00%, 7/1/17                                         300           327

 6.00%, 7/1/21                                         1,100         1,179

 6.00%, 7/1/26                                         4,740         4,988

 6.00%, 7/1/37                                         14,750        15,453

 Catholic Health Initiatives
 6.00%, 12/1/20                                        835           929

 6.00%, 12/1/20 (Escrowed to Maturity)                 2,565         2,929

 6.00%, 12/1/24 (Escrowed to Maturity)                 1,000         1,142

 Collington Episcopal Lifecare
 6.75%, 4/1/20                                         995           803

 6.75%, 4/1/23                                         5,800         4,681

 Doctor's Community Hosp.
 5.50%, 7/1/24                                         9,965         9,966

 5.75%, 7/1/13                                         3,490         3,516

 Frederick Memorial Hosp.
 5.00%, 7/1/23 (FGIC Insured)                          4,000         4,040

 5.125%, 7/1/35                                        4,210         4,225

 Good Samaritan Hosp.
 5.60%, 7/1/06 (Escrowed to Maturity)                  1,545         1,626

 5.60%, 7/1/07 (Escrowed to Maturity)                  1,875         2,028

 5.75%, 7/1/13 (Escrowed to Maturity) (AMBAC Insured)  4,000         4,540

 Goucher College
 5.00%, 7/1/16                                         540           572

 5.125%, 7/1/34                                        6,200         6,204

 Helix Health
 5.00%, 7/1/27 (Escrowed to Maturity) (AMBAC Insured)  7,870         8,218

 5.125%, 7/1/10 (Escrowed to Maturity) (AMBAC
 Insured)                                              2,485         2,740

 Howard County General, 5.50%, 7/1/21 (Escrowed to
 Maturity)                                             5,000         5,339

 Johns Hopkins Hosp.
 Zero Coupon, 7/1/19                                   9,460         4,573

 5.00%, 8/1/06                                         2,000         2,086

 5.50%, 5/15/38                                        10,590        11,156

 6.625%, 7/1/08 (Escrowed to Maturity)                 1,150         1,241

 Johns Hopkins Medical Institute Parking Fac.
 5.375%, 7/1/20 (AMBAC Insured)                        5,550         5,872

 5.50%, 7/1/26 (AMBAC Insured)                         3,220         3,414

 Johns Hopkins Univ.
 5.00%, 7/1/32                                         500           506

 5.00%, 7/1/33                                         14,660        14,883

 5.00%, 7/1/38                                         5,000         5,064

 5.125%, 7/1/20                                        6,660         7,115

 5.25%, 7/1/15                                         1,500         1,640

 5.25%, 7/1/16                                         9,615         10,503

 5.25%, 7/1/17                                         3,100         3,374

 6.00%, 7/1/07                                         1,065         1,162

 6.00%, 7/1/39 (Prerefunded 7/1/09+)                   18,870        21,548

 Kaiser Permanente, 5.375%, 7/1/15                     2,365         2,529

 Kennedy Krieger Institute, 5.50%, 7/1/33              6,000         6,053

 Lifebridge Health
 5.125%, 7/1/34                                        2,575         2,576

 5.25%, 7/1/20                                         625           660

 Loyola College, 5.375%, 10/1/26 (MBIA Insured)        5,820         6,163

 Maryland Institute, College of Art
 5.50%, 6/1/32                                         5,550         5,687

 5.625%, 6/1/36                                        3,570         3,673

 Mercy Medical Center
 5.625%, 7/1/31                                        22,185        22,593

 5.75%, 7/1/26 (FSA Insured)                           1,500         1,594

 6.50%, 7/1/13 (FSA Insured)                           2,155         2,526

 Mercy Ridge Retirement Community
 5.00%, 4/1/08                                         3,700         3,772

 6.00%, 4/1/28                                         1,675         1,704

 6.00%, 4/1/35                                         3,660         3,728

 Sheppard & Enoch Pratt Foundation
 1.85%, 7/1/28 (RAA Insured)                           12,775        12,775

 5.25%, 7/1/35                                         10,000        10,130

 Suburban Hosp.
 5.00%, 7/1/05                                         750           762

 5.00%, 7/1/07                                         2,400         2,536

 Univ. of Maryland Medical System
 5.00%, 7/1/12                                         500           531

 5.25%, 7/1/34                                         2,055         2,074

 6.00%, 7/1/22                                         3,000         3,264

 6.00%, 7/1/32                                         7,960         8,447

 6.50%, 7/1/26                                         1,700         1,865

 6.50%, 7/1/31                                         4,420         4,827

 6.625%, 7/1/20                                        6,165         6,909

 6.75%, 7/1/30                                         15,535        17,463

 7.00%, 7/1/22 (FGIC Insured)                          2,090         2,696

 Upper Chesapeake Health
 5.125%, 1/1/38 (FSA Insured)                          2,000         2,025

 5.375%, 1/1/28 (FSA Insured)                          2,250         2,380

 Maryland Ind. Dev. Fin. Auth.
 American Center For Physics
 5.00%, 12/15/12                                       2,000         2,174

 Bon Secours Health System, 5.929%, 8/26/22
 (FSA Insured)                                         15,000        17,359

 Holy Cross Health System, 5.60%, 12/1/09              2,780         3,083

 National Aquarium in Baltimore, 5.50%, 11/1/17        1,430         1,561

 Maryland Stadium Auth., 5.875%, 12/15/11
 (AMBAC Insured)                                       2,025         2,072

 Maryland Transportation Auth.
 5.25%, 3/1/21 (AMBAC Insured)                         4,735         5,066

 6.80%, 7/1/16 (Escrowed to Maturity)                  20,790        24,479

 Baltimore-Washington Int'l. Airport
 5.25%, 3/1/11 (AMBAC Insured) #                       6,475         7,026

 5.25%, 3/1/13 (AMBAC Insured) #                       7,180         7,769

 5.25%, 3/1/14 (AMBAC Insured) #                       6,375         6,848

 5.50%, 3/1/16 (AMBAC Insured) #                       8,540         9,257

 Baltimore-Washington Int'l. Airport Parking
 5.25%, 3/1/20 (AMBAC Insured)                         4,500         4,829

 5.25%, 3/1/27 (AMBAC Insured) #                       10,000        10,352

 5.50%, 3/1/19 (AMBAC Insured) #                       8,170         8,772

 Capital Appreciation
 Zero Coupon, 7/1/07 (FGIC Insured)                    8,500         7,961

 Zero Coupon, 7/1/08 (FGIC Insured)                    2,000         1,806

 Zero Coupon, 7/1/09 (FGIC Insured)                    10,410        8,995

 Maryland Water Quality Fin. Admin.
 Zero Coupon, 9/1/07                                   1,125         1,048

 6.00%, 9/1/15                                         1,600         1,605

 Montgomery County, GO
 5.00%, 2/1/19                                         5,000         5,296

 5.00%, 2/1/21                                         1,185         1,252

 5.25%, 10/1/19                                        5,710         6,159

 Consolidated Public Improvement
 5.375%, 5/1/16 (Prerefunded 5/1/07+)                  4,000         4,363

 5.50%, 1/1/14 (Prerefunded 1/1/10+)                   5,795         6,517

 6.00%, 1/1/20 (Prerefunded 1/1/10+)                   6,500         7,459

 Montgomery County
 Consolidated Public Improvement
 5.375%, 5/1/09 (Prerefunded 5/1/07+)                  2,850         3,108

 5.375%, 5/1/10 (Prerefunded 5/1/07+)                  2,700         2,945

 5.50%, 4/1/14 (Prerefunded 4/1/06+)                   2,500         2,658

 Golf Course Fac., 6.125%, 10/1/22
 (Prerefunded 10/1/06+)                                2,260         2,459

 Montgomery County Economic Dev.
 Trinity Health Corp.
 5.25%, 12/1/31                                        2,275         2,306

 5.50%, 12/1/16                                        3,450         3,728

 Montgomery County Housing Opportunities Commission
 Multi-Family Housing
 6.10%, 7/1/30                                         4,620         4,808

 6.25%, 7/1/25                                         5,500         5,648

 Montgomery County PCR, Potomac Electric Power
 5.375%, 2/15/24                                       4,110         4,154

 Morgan State Univ., 6.05%, 7/1/15 (MBIA Insured)      1,100         1,289

 Northeast Waste Disposal Auth.
 Montgomery County Resources Fac.
 5.50%, 4/1/12 (AMBAC Insured) #                       3,000         3,302

 5.50%, 4/1/15 (AMBAC Insured) #                       5,000         5,427

 5.50%, 4/1/16 (AMBAC Insured) #                       16,000        17,286

 5.90%, 7/1/05 #                                       1,010         1,028

 6.00%, 7/1/06 #                                       1,115         1,165

 6.00%, 7/1/07 #                                       1,050         1,118

 6.00%, 7/1/08 #                                       10,000        10,832

 Northeast Maryland Waste Disposal Auth., IDRB
 Waste Management
 4.75%, 1/1/12 #                                       1,620         1,648

 5.00%, 1/1/12 #                                       6,545         6,716

 Prince Georges County, GO
 5.25%, 12/1/19 (FGIC Insured)                         2,720         2,938

 Consolidated Public Improvement
 5.00%, 10/1/07                                        3,690         3,954

 5.50%, 5/15/11 (FSA Insured)                          500           565

 Prince Georges County
 Solid Waste
 5.00%, 6/15/09 (MBIA Insured)                         4,105         4,482

 5.00%, 6/15/10 (MBIA Insured)                         4,170         4,574

 Prince Georges County Hosp., Dimensions Health Corp.
 5.375%, 7/1/14                                        2,685         2,292

 Prince Georges County Housing Auth. Multi-Family
 Housing, 6.70%, 6/20/20 (GNMA Guaranteed)             1,500         1,532

 Single Family Housing
 6.15%, 8/1/19 #                                       75            79

 6.20%, 2/1/32 #                                       90            93

 Prince Georges County PCR
 Potomac Electric Power
 5.75%, 3/15/10                                        8,150         9,175

 6.375%, 1/15/23                                       7,175         7,319

 Queen Anne's County, GO, School & Public Fac.
 5.25%, 1/15/15 (FGIC Insured)                         2,040         2,233

 St. Mary's County, GO
 5.50%, 10/1/13 (Prerefunded 10/1/09+)                 1,680         1,891

 6.00%, 10/1/15 (Prerefunded 10/1/09+)                 1,875         2,151

 6.00%, 10/1/16 (Prerefunded 10/1/09+)                 1,980         2,271

 6.00%, 10/1/17 (Prerefunded 10/1/09+)                 1,095         1,256

 6.00%, 10/1/18 (Prerefunded 10/1/09+)                 2,115         2,426

 6.00%, 10/1/19 (Prerefunded 10/1/09+)                 2,345         2,690

 Univ. of Maryland
 Auxiliary Fac. & Tuition
 5.00%, 4/1/09                                         4,220         4,598

 5.00%, 4/1/11                                         10,110        11,118

 5.00%, 4/1/19                                         3,080         3,241

 5.00%, 4/1/20                                         5,330         5,599

 5.00%, 4/1/21                                         5,000         5,216

 5.125%, 4/1/21                                        3,850         4,063

 5.25%, 10/1/12                                        3,005         3,279

 5.25%, 10/1/13                                        4,770         5,206

 5.375%, 10/1/16                                       3,960         4,336

 5.60%, 4/1/11 (Prerefunded 4/1/06+)                   3,155         3,327

 5.75%, 4/1/17 (Prerefunded 4/1/06+)                   4,400         4,648

 5.75%, 10/1/20                                        6,555         7,254

 Washington County, GO, Public Improvement
 5.00%, 1/1/23 (FSA Insured)                           200           210

 Washington Suburban Sanitary Dist., GO
 VRDN (Currently 1.67%)                                400           400

 5.00%, 6/1/09                                         1,895         2,071

 5.00%, 6/1/10                                         1,895         2,081

 5.25%, 6/1/18                                         1,060         1,158

 5.25%, 6/1/19                                         1,120         1,215

 Westminster, Carroll Luthern Village
 VRDN (Currently 1.70%)                                5,980         5,980

 6.25%, 5/1/34                                         4,000         4,111

 Worcester County, GO
 5.00%, 3/1/11                                         3,305         3,642

 5.00%, 3/1/12                                         3,475         3,841

 5.00%, 3/1/13                                         2,290         2,532

 5.00%, 3/1/14                                         3,030         3,352

 5.00%, 3/1/15                                         1,180         1,302

 Total Maryland (Cost  $1,134,612)                                   1,205,536

 DISTRICT OF COLUMBIA  0.7%
 Washington Metropolitan Area Transit Auth.
 5.00%, 7/1/10 (MBIA Insured)                          1,050         1,152

 5.00%, 7/1/12 (MBIA Insured)                          7,000         7,729

 Total District of Columbia (Cost  $8,836)                           8,881

 PUERTO RICO  4.2%
 Children's Trust Fund, Tobacco Settlement
 6.00%, 7/1/26 (Prerefunded 7/1/10+)                   2,500         2,857

 Puerto Rico Commonwealth, GO
 5.50%, 7/1/14 (FGIC Insured)                          4,000         4,590

 Public Improvement, 6.25%, 7/1/12 (MBIA Insured)      1,750         2,080

 Puerto Rico Commonwealth, 5.375%, 7/1/21
 (Prefunded 7/1/07+) (MBIA Insured)                    3,000         3,275

 Puerto Rico Electric Power Auth.
 VRDN (Currently 1.71%) (FGIC Insured)                 2,000         2,000

 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/19 (FGIC Insured)                          1,615         1,734

 5.50%, 7/1/15 (FSA Insured)                           5,000         5,730

 5.50%, 7/1/18                                         2,000         2,113

 5.875%, 7/1/21 (MBIA Insured)                         3,020         3,412

 Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20        4,235         4,435

 Puerto Rico Infrastructure Fin. Auth.,
 5.375%, 10/1/24 (Escrowed to Maturity)                5,000         5,408

 Puerto Rico Municipal Fin. Agency, GO
 5.50%, 8/1/07 (FSA Insured)                           2,000         2,163

 6.00%, 7/1/12 (FSA Insured)                           5,000         5,863

 Puerto Rico Public Buildings Auth., GO,
 5.50%, 7/1/24                                         2,750         2,958

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        4,000         4,402

 Total Puerto Rico (Cost  $48,792)                                   53,020

 U. S. VIRGIN ISLANDS 0.2%
 Virgin Islands PFA Hovensa Refinery
 5.875%, 7/1/22 #                                      2,000         2,100

 6.125%, 7/1/22 #                                      1,000         1,066

 Total U. S. Virgin Islands (Cost  $3,000)                           3,166

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures               1
contracts
 Total Futures Contracts                                             1

 Total Investments in Securities
 99.4% of Net Assets (Cost  $1,195,240)                            $ 1,270,604



 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 ++        All or a portion of this security is pledged to cover
           margin requirements on futures contracts at November 30, 2004.
 +         Used in determining portfolio maturity
 ACA       American Capital Access Financial Guaranty Corp.
 AMBAC     AMBAC Assurance Corp.
 CDA       Community Development Administration
 COP       Certificates of Participation
 DOT       Department of Transportation
 FGIC      Financial Guaranty Insurance Company
 FHA       Federal Housing Authority
 FSA       Financial Security Assurance Inc.
 GNMA      Government National Mortgage Association
 GO        General Obligation
 HHEFA     Health & Higher Educational Facility Authority
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 PFA       Public Finance Authority
 RAA       Radian Asset Assurance Inc.
 VRDN      Variable-Rate Demand Note


 (2) Open Futures Contracts at November 30, 2004 were as follows: ($ 000s)
                                                       Contract     Unrealized
                                         Expiration    Value        Gain (Loss)
 Short, 90 U.S. Treasury ten year notes,  12/04           (10,031)     $ 136
$90 par of 5.25% Maryland State & Local
Fac. Bonds pledged as initial margin

 Short, 30 U.S. Treasury ten year notes,  3/05            (3,323)        30
$30 par of 5.25% Maryland State & Local
Fac. Bonds pledged as initial margin

 Net payments (receipts) of variation
margin to date                                                          (165)

 Variation margin receivable (payable) on                             $  1
open futures contracts


 The accompanying notes are an integral part of this Portfolio of Investments.



 T. Rowe Price Maryland Tax-Free Bond Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $1,193,800,000. Net unrealized gain aggregated $76,969,000 at period-end, of which $79,510,000 related to appreciated investments and $2,541,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.




 T. Rowe Price Virginia Tax-Free Bond Fund
 Unaudited
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 VIRGINIA  87.4%
 Abingdon IDA, Johnston Memorial Hosp., 5.25%, 7/1/16  1,500         1,562

 Albemarle County IDA
 Martha Jefferson Hosp.
 5.25%, 10/1/17                                        2,430         2,579

 5.25%, 10/1/35                                        1,000         1,014

 Alexandria, GO
 5.50%, 6/15/19 (Prerefunded 6/15/10+)                 2,230         2,520

 5.75%, 6/15/20 (Prerefunded 6/15/10+)                 2,980         3,405

 Alexandria IDA
 Episcopal High School
 5.00%, 1/1/33                                         4,600         4,640

 5.875%, 1/1/23                                        1,250         1,336

 6.00%, 1/1/17                                         1,060         1,145

 Amelia County IDA, Waste Management, 4.90%, 4/1/27
 (Tender 4/1/05) #                                     2,000         2,013

 Arlington County, GO, 5.00%, 2/1/21                   1,415         1,486

 Arlington County IDA
 5.40%, 7/1/17 (Prerefunded 7/1/07+)                   1,815         1,987

 5.45%, 7/1/27 (Prerefunded 7/1/07+)                   2,610         2,861

 Virginia Hosp. Center
 5.50%, 7/1/15                                         1,465         1,582

 5.50%, 7/1/16                                         4,555         4,900

 5.50%, 7/1/17                                         820           878

 5.50%, 7/1/18                                         1,000         1,061

 Waste Management, 5.25%, 1/1/10 (FSA Insured) #       1,625         1,737

 Bedford County IDA, Georgia-Pacific,
 5.60%, 12/1/25 #                                      1,715         1,657

 Bristol
 5.25%, 7/15/26 (MBIA Insured)                         5,325         5,586

 5.75%, 7/15/13 (Escrowed to Maturity) (FSA Insured)   1,045         1,212

 Charles City County IDA, IDRB, Waste Management
 6.25%, 4/1/27 (Tender 4/1/12) #                       750           828

 Charles County IDA, IDRB, Waste Management
 4.875%, 2/1/09 #                                      3,350         3,479

 Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25
 (MBIA Insured)                                        2,400         2,709

 Chesapeake Toll Road
 5.625%, 7/15/19                                       1,250         1,314

 5.625%, 7/15/32                                       1,500         1,542

 Dinwiddie County IDA, 5.00%, 2/15/34 (MBIA Insured)   5,555         5,619

 Fairfax County, GO, 5.00%, 6/1/20                     1,000         1,051

 Fairfax County, COP, 6.10%, 4/15/32                   3,055         3,457

 Fairfax County Economic Dev. Auth., National Wildlife
 Federation, 5.25%, 9/1/17 (MBIA Insured)              2,000         2,173

 Fairfax County Economic Dev. Auth.
 Route 28, 5.00%, 4/1/33 (MBIA Insured)                6,000         6,085

 Vienna Metrorail
 6.00%, 9/1/19                                         1,975         2,247

 6.00%, 9/1/20                                         2,090         2,373

 Fairfax County IDA, Inova Health System
 VRDN (Currently 1.64%)                                2,000         2,000

 Fairfax County Water Auth.
 5.80%, 1/1/16 (Escrowed to Maturity)                  6,175         6,918

 6.00%, 4/1/15 (Prerefunded 4/1/10+)                   1,140         1,310

 6.00%, 4/1/22                                         8,725         9,549

 Frederick County IDA, 6.50%, 12/1/14
 (Prerefunded 12/1/04+) (MBIA Insured)                 1,500         1,530

 Fredericksburg IDA
 Medicorp Health Systems
 5.00%, 8/15/07                                        1,730         1,827

 5.25%, 6/15/16 (AMBAC Insured)                        3,350         3,593

 Front Royal & Warren County IDA, 5.00%, 4/1/35
 (FSA Insured)                                         7,525         7,605

 Giles County IDA, PCR
 Celanese Americas
 5.95%, 12/1/25 #                                      1,610         1,511

 6.625%, 12/1/22 #                                     1,485         1,485

 Greater Richmond Convention Center, 6.125%, 6/15/29   4,585         5,067

 Halifax County IDA
 Halifax Regional Long-Term Care, 5.625%, 7/1/12       1,585         1,465

 Old Dominion Electric Cooperative, 5.625%, 6/1/28
 (AMBAC Insured) #                                     2,955         3,153

 Hampton IDA, Sentara Health System, 5.375%, 11/1/15   5,300         5,582

 Hanover County IDA, Bon Secours Health System, 6.50%,
 8/15/10 (MBIA Insured)                                1,300         1,512

 Henrico County Economic Dev. Auth.
 6.125%, 11/1/19                                       2,000         2,296

 Bon Secours Health System, 5.60%, 11/15/30            4,300         4,458

 Virginia United Methodist Homes, 6.70%, 6/1/27        2,000         2,083

 Henrico County IDA
 Bon Secours Health System
 6.00%, 8/15/16 (MBIA Insured)                         865           1,011

 6.25%, 8/15/20 (MBIA Insured)                         1,750         2,123

 Henrico Jail
 6.00%, 8/1/15 (Prerefunded 8/1/05+)                   2,415         2,479

 7.00%, 8/1/13 (Prerefunded 8/1/05+)                   1,485         1,563

 Henry County IDA, Virginia Memorial Hosp.,
 6.00%, 1/1/27 (Prerefunded 1/1/07+)                   3,250         3,521

 Isle of  Wight, GO, 5.00%, 7/1/23 (AMBAC Insured)     1,670         1,742

 Isle of Wight IDA, IDRB
 Int'l Paper 6.10%, 5/1/27 #                           2,000         2,042

 6.55%, 4/1/24 #                                       4,250         4,348

 James City & County IDA, Williamsburg Landing
 6.125%, 3/1/32                                        2,000         2,063

 Lexington IDA, Stonewall Jackson Hosp.,
 7.00%, 7/1/30                                         2,295         2,306

 Loudoun County, GO
 5.25%, 1/1/18                                         2,525         2,744

 5.25%, 1/1/19                                         1,650         1,783

 5.25%, 1/1/20                                         2,650         2,813

 5.25%, 5/1/21                                         1,125         1,213

 5.375%, 1/1/14                                        1,650         1,826

 Loudoun County, 5.75%, 12/1/18 (Prerefunded 12/1/09+) 1,685         1,921

 Loudoun County IDA
 Falcons Landing, 6.00%, 8/1/24                        2,750         2,823

 Howard Hughes Medical Institute
 VRDN (Currently 1.65%)                                3,200         3,200

 VRDN (Currently 1.67%)                                200           200

 Loudoun Hosp. Center, 6.10%, 6/1/32                   1,250         1,339

 Lynchburg, GO, 5.00%, 2/1/09                          1,360         1,477

 Newport News, GO, 5.50%, 7/1/12 (Prerefunded 7/1/05+)
 (MBIA Insured)                                        2,000         2,080

 Norfolk Airport Auth.
 5.375%, 7/1/16 (FGIC Insured) #                       3,325         3,583

 5.375%, 7/1/17 (FGIC Insured) #                       1,600         1,691

 Orange County IDA, 5.00%, 2/1/25 (AMBAC Insured)      1,750         1,798

 Peninsula Airport Commission, GO
 Newport News, 5.25%, 7/15/12 #                        1,200         1,302

 Newport News, 5.375%, 7/15/15 #                       1,080         1,164

 Newport News, 5.50%, 7/15/21 #                        1,385         1,475

 Pocahontas Parkway Assoc., Zero Coupon, 8/15/18       1,550         417

 Portsmouth
 GO, 5.50%, 6/1/15 (FGIC Insured)                      965           1,046

 5.50%, 6/1/15 (Prerefunded 6/1/08+) (FGIC Insured)    2,515         2,758

 Powhatan County Economic Dev. Auth., 5.25%, 7/15/25
 (AMBAC Insured)                                       1,525         1,614

 Prince William County IDA, Potomac Hosp.,
 5.50%, 10/1/20                                        1,120         1,202

 Prince William County Park Auth., 5.875%, 10/15/19    4,135         4,441

 Prince William County Service Auth., 5.00%, 7/1/21    3,110         3,296

 Richmond, GO
 5.50%, 7/15/10 (FGIC Insured)                         3,265         3,671

 5.50%, 1/15/16 (FSA Insured)                          5,000         5,543

 Richmond IDA, Virginia Historical Society
 VRDN (Currently 1.68%)                                2,000         2,000

 Richmond Metropolitan Auth., 5.25%, 7/15/22
 (FGIC Insured)                                        8,475         9,429

 Richmond Public Utilities
 5.00%, 1/15/27 (FSA Insured)                          2,000         2,057

 5.00%, 1/15/35 (FSA Insured)                          4,000         4,057

 Riverside Regional Jail Auth.
 5.875%, 7/1/14 (Prerefunded 7/1/05+)
 (MBIA Insured)                                        1,815         1,892

 5.875%, 7/1/14 (Prerefunded 7/1/05+)
 (MBIA Insured)                                        2,185         2,277

 Roanoke, GO
 6.00%, 10/1/17 (Prerefunded 10/1/09+)                 500           578

 6.00%, 10/1/19 (Prerefunded 10/1/09+)                 4,810         5,557

 Roanoke IDA
 Carilion Health System
 VRDN (Currently 1.68%)                                6,300         6,300

 5.50%, 7/1/20 (MBIA Insured)                          2,000         2,155

 5.50%, 7/1/21 (MBIA Insured)                          1,670         1,793

 5.75%, 7/1/13 (MBIA Insured)                          2,375         2,676

 6.125%, 7/1/17 (MBIA Insured)                         4,205         4,972

 Spotsylvania County IDA, School Fac., 5.00%, 8/1/28
 (AMBAC Insured)                                       2,500         2,547

 Staunton, GO
 6.25%, 2/1/25 (AMBAC Insured)                         1,000         1,177

 6.25%, 2/1/34 (AMBAC Insured)                         1,250         1,453

 Univ. of Virginia, 5.25%, 6/1/13                      3,880         4,273

 Virginia, GO, 5.00%, 6/1/10                           3,585         3,936

 Virginia Beach Dev. Auth.
 Sentara Health System, 6.00%, 2/15/10 (AMBAC Insured) 2,000         2,259

 Sentara Health Systems, 5.25%, 11/1/14                500           529

 Westminster Canterbury, 7.25%, 11/1/32                1,500         1,583

 Virginia Beach Water & Sewer, 5.00%, 10/1/21          1,910         1,999

 Virginia College Building Auth., Washington &
 Lee Univ., 5.75%, 1/1/34                              5,000         5,836

 Virginia Commonwealth Univ., 5.75%, 5/1/15
 (Prerefunded 5/1/05+)                                 3,000         3,107

 Virginia HDA
 Multi-Family
 5.45%, 2/1/12 #                                       1,150         1,210

 5.50%, 2/1/13 #                                       1,175         1,233

 5.50%, 5/1/13 #                                       1,000         1,050

 5.60%, 11/1/18                                        5,160         5,432

 5.60%, 3/1/25 (MBIA Insured) #                        4,245         4,385

 5.75%, 4/1/15                                         980           1,045

 Single Family, 5.20%, 7/1/19 (MBIA Insured)           2,490         2,568

 Virginia Polytechnic Institute & State Univ.
 5.00%, 6/1/13 (AMBAC Insured)                         1,285         1,417

 5.125%, 6/1/22 (AMBAC Insured)                        2,205         2,358

 5.125%, 6/1/23 (AMBAC Insured)                        2,320         2,469

 5.40%, 6/1/11 (Prerefunded 6/1/06+)                   1,000         1,066

 5.50%, 6/1/16 (Prerefunded 6/1/06+)                   3,000         3,203

 5.50%, 6/1/20 (Prerefunded 6/1/06+)                   1,600         1,709

 Virginia Port Auth.
 5.00%, 7/1/19 #                                       4,415         4,619

 5.50%, 7/1/07 #++                                     3,500         3,758

 5.50%, 7/1/11 #                                       2,270         2,371

 Virginia Public Building Auth., 5.50%, 8/1/15         4,190         4,615

 Virginia Public School Auth., GO, 5.00%, 8/1/12       2,500         2,754

 Virginia Public School Auth., 6.50%, 8/1/16
 (Prerefunded 8/1/16+)                                 2,890         3,033

 Virginia Resources Auth.
 5.00%, 10/1/23                                        1,250         1,311

 5.625%, 10/1/22                                       1,450         1,611

 5.875%, 10/1/14                                       4,075         4,613

 Hopewell Wastewater, 5.75%, 10/1/21 #                 1,335         1,430

 Virginia Transportation Board
 5.125%, 5/15/16 (Prerefunded 5/15/06+)                3,500         3,680

 5.25%, 5/15/16 (Prerefunded 5/15/09+)                 5,000         5,539

 5.70%, 5/15/19 (Prerefunded 5/15/09+)                 1,000         1,126

 Oak Grove Connector, 5.25%, 5/15/22                   1,485         1,574

 Washington County IDA, 6.25%, 7/1/06
 (Prerefunded 7/1/05+)                                 875           891

 York County, Water & Sewer, 5.875%, 6/1/24            1,000         1,115

 York County IDA, Virginia Electric & Power,
 5.50%, 7/1/09                                         1,500         1,589

 Total Virginia (Cost  $353,462)                                     371,816

 DISTRICT OF COLUMBIA  6.9%
 Metropolitan Washington D.C. Airports Auth.
 5.00%, 10/1/34 (FSA Insured) #                        5,450         5,375

 5.25%, 10/1/12 (MBIA Insured) #                       4,220         4,501

 5.25%, 10/1/32 (FGIC Insured) #                       2,500         2,542

 5.25%, 10/1/32 (FGIC Insured)                         1,565         1,614

 5.50%, 10/1/27 (MBIA Insured) #                       4,230         4,352

 5.75%, 10/1/19 (FGIC Insured) #                       4,040         4,435

 Washington Metropolitan Area Transit Auth.
 5.00%, 7/1/09 (MBIA Insured)                          2,000         2,182

 5.00%, 7/1/12 (MBIA Insured)                          4,000         4,416

 Total District of Columbia (Cost  $29,056)                          29,417

 PUERTO RICO  4.6%
 Puerto Rico Electric Power Auth.
 5.00%, 7/1/06                                         1,000         1,041

 5.00%, 7/1/08                                         1,000         1,075

 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/33 (MBIA Insured)                          3,000         3,059

 5.50%, 7/1/15 (FSA Insured)                           2,000         2,292

 5.50%, 7/1/18                                         1,000         1,056

 6.00%, 7/1/31 (Prerefunded 7/1/10+)                   1,000         1,151

 6.25%, 7/1/14                                         110           130

 6.25%, 7/1/14 (Escrowed to Maturity)                  1,390         1,681

 6.50%, 7/1/27 (Prerefunded 7/1/10+)                   2,470         2,906

 Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20        2,000         2,095

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        3,000         3,301

 Total Puerto Rico (Cost  $18,355)                                   19,787

 U. S. VIRGIN ISLANDS 0.3%
 Virgin Islands PFA, Hovensa Refinery,
 6.125%, 7/1/22 #                                      1,000         1,066

 Total U. S. Virgin Islands (Cost  $1,000)                           1,066

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open
 futures contracts (2)                                               0

 Total Futures Contracts                                             0

 Total Investments in Securities
 99.2% of Net Assets (Cost  $401,873)                             $  422,086


 (1)         Denominated in U.S. dollars unless otherwise noted
 #           Interest subject to alternative minimum tax
 ++          All or a portion of this security is pledged to cover
             margin requirements on futures contracts at November 30, 2004.
 +           Used in determining portfolio maturity
 AMBAC       AMBAC Assurance Corp.
 COP         Certificates of Participation
 FGIC        Financial Guaranty Insurance Company
 FSA         Financial Security Assurance Inc.
 GO          General Obligation
 HDA         Housing Development Authority
 IDA         Industrial Development Authority/Agency
 IDRB        Industrial Development Revenue Bond
 MBIA        MBIA Insurance Corp.
 PCR         Pollution Control Revenue
 PFA         Public Finance Authority


 (2) Open Futures Contracts at November 30, 2004 were as follows: ($ 000s)


                                                                    Unrealized
                                    Expiration    Contract Value    Gain (Loss)

 Short, 85 U.S. Treasury ten year         12/04           9,463         $ 123
contracts, $190 par of 5.50% Virginia
Port Auth. pledged as initial margin

Net payments (receipts) of variation                                     (123)
margin to date

Variation margin receivable (payable) on                               $ 0
open futures contracts


 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $401,671,000. Net unrealized gain aggregated $20,538,000 at period-end, of which $21,374,000 related to appreciated investments and $836,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





 T. Rowe Price New Jersey Bond Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par   Value
 (Amounts in 000s)

 NEW JERSEY  92.5%
 Bordentown Sewage Auth., 5.50%,
 12/1/25 (FGIC Insured)                                1,300         1,409

 Burlington County Bridge Commission, GO,
 5.25%, 8/15/19                                        825           883

 Cape May PCR, Atlantic City Electric, 6.80%, 3/1/21
 (MBIA Insured)                                        1,520         1,958

 Egg Harbor Township School Dist., GO, 5.00%, 7/15/16
 (Prerefunded 7/15/11+) (FGIC Insured)                 1,000         1,109

 Essex County, GO, 5.75%, 10/1/30 (Prerefunded
10/1/10+)
 (FGIC Insured)                                        1,500         1,706

 Gloucester County Improvement Auth., IDRB, Solid Waste
 Management, 6.85%, 12/1/29 (Tender 12/1/09)           1,100         1,246

 Hopewell Valley Regional School Dist., GO, 5.00%,
8/15/15 (FGIC Insured)                                 2,000         2,137

 Hudson County Improvement Auth., GO, Union City
 5.20%, 7/15/24 (FGIC Insured)                         2,000         2,083

 Jersey City Public Improvement, GO, 5.00%, 9/1/10
 (MBIA Insured)                                        2,000         2,190

 Mercer County Improvement Auth., GO, School Dist.
 5.25%, 1/15/23 (FGIC Insured)                         1,460         1,548

 Mercer County Public Improvement Auth., GO, Solid
 Waste, 5.75%, 9/15/16                                 2,000         2,201

 Middlesex County Improvement Auth., GO
 5.25%, 6/1/20                                         1,310         1,418

 5.25%, 9/15/20                                        1,500         1,626

 Middlesex County Improvement Auth.
 North Brunswick, 5.00%, 10/1/12 (FGIC Insured)        1,130         1,243

 Student Housing
 5.00%, 8/15/18                                        250           257

 5.00%, 8/15/35                                        1,250         1,220

 Middlesex County Utilities Auth., 8.634%, 8/15/10
 VR (MBIA Insured)                                     500           558

 Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34   500           517

 Morris County, 5.25%, 11/15/20
 (Prerefunded 11/15/09+)                               725           804

 Morris Union Jointure Commission, COP, 5.00%, 5/1/27
 (RAA Insured)                                         1,000         1,003

 New Brunswick Parking Auth., 5.00%, 9/1/34
 (MBIA Insured)                                        1,000         1,014

 New Jersey
 5.50%, 5/1/17 (Prerefunded 5/1/10+)                   1,000         1,118

 7.05%, 7/15/12 (Prerefunded 7/15/05+) #               1,335         1,394

 New Jersey Building Auth., 5.375%, 6/15/19
 (Prerefunded 6/15/09+)                                3,000         3,317

 New Jersey Economic Dev. Auth.
 5.00%, 3/1/24                                         1,500         1,546

 5.25%, 6/15/19 (AMBAC Insured)                        1,500         1,616

 6.00%, 5/1/16 (Prerefunded 5/1/09+) (FSA Insured)     1,000         1,128

 American Water, 6.875%, 11/1/34 (FGIC Insured) #      1,000         1,024

 Cigarette Tax
 5.00%, 6/15/11 (FGIC Insured)                         1,000         1,087

 5.75%, 6/15/34                                        2,000         2,041

 Ed. Testing Services, 4.75%, 5/15/25 (MBIA Insured)   1,950         1,956

 Franciscan Oaks, 5.75%, 10/1/23                       375           348

 Harrogate
 5.50%, 12/1/06                                        400           415

 5.65%, 12/1/08                                        400           423

 5.75%, 12/1/16                                        500           512

 5.875%, 12/1/26                                       1,000         1,007

 Kapkowski Road Landfill
 Zero Coupon, 4/1/10 (Escrowed to Maturity)            1,025         856

 5.75%, 10/1/21                                        250           266

 Keswick Pines
 5.70%, 1/1/18                                         500           508

 5.75%, 1/1/24                                         850           851

 Lawrenceville School, 5.75%, 7/1/16                   2,000         2,138

 Masonic Charity Foundation
 5.50%, 6/1/31                                         1,000         1,043

 6.00%, 6/1/25                                         1,000         1,100

 Motor Vehicle Surcharge
 Zero Coupon, 7/1/19 (MBIA Insured)                    1,000         501

 5.25%, 7/1/26 (MBIA Insured)                          1,000         1,080

 Presbyterian Homes at Montgomery, 6.375%, 11/1/31     800           811

 St. Barnabas Health Care Systems, Zero Coupon
 7/1/16 (MBIA Insured)                                 3,500         2,073

 The Evergreens
 6.00%, 10/1/17                                        1,055         1,085

 6.00%, 10/1/22                                        965           982

 The Seeing Eye, 6.20%, 12/1/24                        1,000         1,102

 Winchester Gardens, 8.625%, 11/1/25
 (Prerefunded 11/01/06+)                               500           569

 Winchester Gardens at Ward Homesite, 5.80%, 11/1/31   660           671

 New Jersey Economic Dev. Auth., IDRB, Continental
 Airlines 7.00%, 11/15/30 #                            1,000         816

 New Jersey EFA
 5.00%, 9/1/19 (FSA Insured)                           1,000         1,054

 5.375%, 7/1/17 (FGIC Insured)                         1,330         1,460

 Georgian Court College, 6.50%, 7/1/33                 500           550

 Monmouth Univ.
 5.25%, 7/1/09                                         480           513

 5.60%, 7/1/12                                         450           475


 Public Library Grant, 5.00%, 9/1/22 (AMBAC Insured)   1,000         1,041

 Ramapo College, 5.00%, 7/1/25 (AMBAC Insured)         600           615

 Rider Univ., 5.50%, 7/1/23 (RAA Insured)              1,000         1,067

 Rowan Univ.
 5.125%, 7/1/30 (FGIC Insured)                         1,000         1,029

 5.25%, 7/1/22 (FGIC Insured)                          1,175         1,252

 6.00%, 7/1/21 (Prerefunded 7/1/06+)
 (AMBAC Insured)                                       1,000         1,068

 Stevens Institute of Technology
 5.00%, 7/1/12                                         250           261

 5.375%, 7/1/11                                        585           621

 New Jersey Environmental Infrastructure Trust,
 5.25%, 9/1/20                                         1,500         1,596

 New Jersey HEFA, 5.80%, 6/1/16 (MBIA Insured) #       700           704

 New Jersey HFFA
 Atlantic City Medical Center, 5.75%, 7/1/25           2,000         2,123

 Hackensack Univ. Medical Center, 6.00%, 1/1/34        1,750         1,831

 Kennedy Health Systems, 5.50%, 7/1/21                 1,000         1,048

 Pascack Valley Hosp. Assoc., 6.50%, 7/1/23            750           714

 Robert Wood Johnson Univ., VRDN (Currently 1.64%)     1,000         1,000

 Robert Wood Johnson Univ. Hosp., 5.75%, 7/1/25        1,500         1,608

 Somerset Medical Center, 5.50%, 7/1/33                2,000         2,024

 South Jersey Hosp., 5.875%, 7/1/21                    2,250         2,395

 St. Peters Univ. Hosp., 6.875%, 7/1/30                1,000         1,102

 Trinitas Hosp.
 6.00%, 7/1/14                                         750           774

 6.00%, 7/1/20                                         570           591

 New Jersey Higher Ed. Assistance Auth.,
 6.00%, 6/1/15 (MBIA Insured) #                        1,445         1,466

 New Jersey Highway Auth., Garden State Parkway
 5.75%, 1/1/13 (Prerefunded 1/1/10+)                   2,000         2,272

 New Jersey Housing & Mortgage Fin. Agency
 Multi-Family Housing
 5.20%, 5/1/14 (FSA Insured)                           1,995         2,122

 5.50%, 5/1/22 (FSA Insured) #                         460           479

 5.55%, 11/1/09 (FSA Insured)                          1,000         1,056

 5.70%, 5/1/20 (FSA Insured)                           455           483

 6.25%, 11/1/26 (FSA Insured)                          715           753

 New Jersey Sports & Exhibition Auth., Monmouth
 8.00%, 1/1/25 (Prerefunded 1/1/05+)                   650           666

 New Jersey Transit Corp.
 5.50%, 2/1/06 (AMBAC Insured)                         500           519

 5.50%, 2/1/08 (AMBAC Insured) ++                      4,250         4,624

 New Jersey Transportation Funding Auth.,
 5.25%,12/15/09 (MBIA Insured)                         2,000         2,181

 New Jersey Transportation Trust Fund Auth.
 5.125%, 6/15/15 (Prerefunded 6/15/09+)                1,635         1,790

 6.00%, 12/15/19 (Prerefunded 12/15/11+)
 (MBIA Insured)                                        1,250         1,458

 New Jersey Turnpike Auth.
 VRDN (Currently 1.64%) (FSA Insured)                  2,400         2,400

 5.00%, 1/1/27 (FGIC Insured)                          700           718

 5.50%, 1/1/25 (MBIA Insured)                          1,025         1,103

 5.75%, 1/1/10 (Escrowed to Maturity) (MBIA Insured)   1,465         1,646

 North Hudson Sewage Auth.
 Zero Coupon, 8/1/20 (MBIA Insured)                    2,350         1,111

 5.25%, 8/1/18 (FGIC Insured)                          2,000         2,164

 Ocean County, GO, 5.125%, 9/1/18                      1,590         1,701

 Ocean County, 5.35%, 12/1/17 (Prerefunded 12/1/09+)   1,695         1,901

 Ocean County Utilities Auth., 6.30%, 1/1/11
 (Prerefunded 1/1/05+)                                 1,300         1,318

 Port Auth. of New York & New Jersey
 VRDN (Currently 1.67%)                                25            25

 5.00%, 7/15/26 (FSA Insured) #                        1,905         1,925

 5.125%, 1/15/36 #                                     1,000         1,003

 5.875%, 9/15/15 (FGIC Insured) #                      1,000         1,057

 6.50%, 7/15/19 (FGIC Insured) #                       500           507

 JFK International Air Terminal, VRDN
(Currently 1.72%) (MBIA Insured) #                     1,000         1,000

 Salem County PCR
 Atlantic City Electric, VRDN (Currently 1.66%)
 (MBIA Insured)                                        750           750

 Du Pont De Nemours & Co., 6.50%, 11/15/21 #           2,000         2,023

 PSEG Power LLC, 5.75%, 4/1/31 #                       1,000         1,062

 South Brunswick Township Board of Ed.
 6.40%, 8/1/09 (Prerefunded 8/1/05+) (FGIC Insured)    1,250         1,286

 6.40%, 8/1/10 (Prerefunded 8/1/05+) (FGIC Insured)    1,500         1,544

 South Jersey Transportation Auth., IDRB
 Raytheon Air, 6.15%, 1/1/22 #                         660           667

 Tobacco Settlement Fin. Corp.
 6.75%, 6/1/39                                         450           449

 7.00%, 6/1/41                                         300           305

 Univ. of Medicine & Dentistry, 5.00%, 12/1/31
 (AMBAC Insured)                                       1,000         1,016

 Wanaque Valley Regional Sewage Auth., GO
 5.75%, 9/1/18 (AMBAC Insured)                         3,115         3,613

 Winslow Township Board of Ed., 5.20%, 8/1/16
 (Prerefunded 8/1/09+) (FGIC Insured)                  2,010         2,211

 Total New Jersey (Cost  $138,157)                                   146,404

 DELAWARE  0.7%
 Delaware River & Bay Auth.
 5.50%, 1/1/15 (AMBAC Insured)                         500           550

 5.50%, 1/1/16 (AMBAC Insured)                         500           550

 Total Delaware (Cost  $996)                                         1,100

 PENNSYLVANIA  0.7%
 Delaware River Joint Toll Bridge Commission, 5.00%,   1,140         1,148
7/1/28
 Total Pennsylvania (Cost  $1,118)                                   1,148

 PUERTO RICO  6.2%
 Children's Trust Fund, Tobacco Settlement,
 6.00%, 7/1/26 (Prerefunded 7/1/10+)                   1,500         1,714

 Puerto Rico, 5.00%, 7/1/27 (Prerefunded 7/1/12+)      1,400         1,554

 Puerto Rico Electric Power Auth., 5.00%, 7/1/08       1,500         1,612

 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/36                                         500           500

 5.50%, 7/1/18                                         500           528

 Puerto Rico Infrastructure Fin. Auth., 7.50%, 7/1/09  20            20

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 1,000         1,076

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        2,500         2,751

 Total Puerto Rico (Cost  $9,152)                                    9,755

 U. S. VIRGIN ISLANDS 0.5%
 Virgin Islands PFA Hovensa Refinery
 5.875%, 7/1/22 #                                      250           262

 6.125%, 7/1/22 #                                      500           533

 Total U. S. Virgin Islands (Cost  $750)                             795


 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable)
 on open futures contracts (2)                                       0

 Total Futures Contracts                                             0


 Total Investments in Securities
 100.6% of Net Assets (Cost  $150,173)                               $159,202


 (1)         Denominated in U.S. dollars unless otherwise noted
 #           Interest subject to alternative minimum tax
 ++          All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2004.
 +           Used in determining portfolio maturity
 AMBAC       AMBAC Assurance Corp.
 COP         Certificates of Participation
 EFA         Educational Facility Authority
 FGIC        Financial Guaranty Insurance Company
 FSA         Financial Security Assurance Inc.
 GO          General Obligation
 HEFA        Health & Educational Facility Authority
 HFFA        Health Facility Financing Authority
 IDRB        Industrial Development Revenue Bond
 MBIA        MBIA Insurance Corp.
 PCR         Pollution Control Revenue
 PFA         Public Finance Authority
 RAA         Radian Asset Assurance Inc.
 VRDN        Variable-Rate Demand Note


 (2) Open Futures Contracts at November 30, 2004 were as follows: ($ 000s)
                                    Expiration       Contract        Unrealized
                                                     Value           Gain (Loss)
 Short, 25 U.S. Treasury ten year     12/04          (2,786)         $ 0
contracts, $45 par of 5.50% New
Jersey Transit Corp. pledged as
initial margin

 Net payments (receipts) of variation                                  0
margin to date

 Variation margin receivable                                         $ 0
(payable) on open futures contracts


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and New Jersey state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $150,092,000. Net unrealized gain aggregated $9,110,000 at period-end, of which $9,382,000 related to appreciated investments and $272,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.




 T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
 Unaudited
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par          Value
 (Amounts in 000s)

 MARYLAND  94.8%
 Anne Arundel County, GO
 5.00%, 3/1/07                                         525           556

 Consolidated General Improvement, 5.00%, 4/1/09       1,595         1,740

 Baltimore City, Board of Ed. Administration, COP
 5.25%, 4/1/05 (MBIA Insured)                          2,025         2,047

 Baltimore City School Board, GO
 5.00%, 5/1/05                                         1,870         1,894

 5.00%, 5/1/07                                         1,000         1,063

 Baltimore County, GO
 Metropolitan Dist. 66th Issue, 5.00%, 7/1/07          195           208

 Partnership Equipment Acquisition, 4.00%, 8/1/05      3,695         3,744

 Pension Funding, 5.00%, 8/1/09                        750           814

 Public Improvement, 5.00%, 6/1/07                     2,175         2,317

 Baltimore County Economic Dev., Maryvale Preparatory
 School, 6.50%, 5/1/08                                 655           650

 Calvert County, GO
 5.00%, 7/15/09                                        3,450         3,767

 5.375%, 1/1/07 (Prerefunded 1/1/06+)                  275           287

 5.50%, 1/1/09 (Prerefunded 1/1/06+)                   1,250         1,307

 Gaithersburg Economic Dev., Asbury Solomons Group
 VRDN (Currently 1.67%) (MBIA Insured)                 540           540

 Harford County, GO, Consolidated Public Improvement
 5.00%, 12/1/10                                        2,765         3,052

 Howard County, GO
 Consolidated Public Improvement
 5.00%, 2/15/06                                        700           724

 5.00%, 8/15/08                                        2,000         2,172

 Metropolitan Dist. Project, 5.00%, 8/15/08            1,075         1,167

 Public Improvement, 5.00%, 8/15/07                    750           802

 Maryland, GO
 5.00%, 8/1/07                                         5,000         5,345

 Capital Improvement
 5.25%, 3/1/06                                         1,050         1,090

 5.25%, 3/1/08                                         5,000         5,433

 State & Local Fac.
 5.00%, 2/1/05                                         3,000         3,015

 5.00%, 7/15/05                                        1,500         1,528

 5.00%, 2/1/06                                         3,655         3,775

 5.00%, 7/15/06                                        650           679

 5.00%, 8/1/06                                         590           617

 5.00%, 3/1/07                                         1,850         1,961

 5.00%, 7/15/07                                        3,700         3,952

 5.00%, 8/1/09                                         2,075         2,271

 5.25%, 7/15/05                                        1,650         1,683

 5.25%, 7/15/06                                        4,000         4,194

 5.50%, 3/1/10                                         1,000         1,120

 5.70%, 3/15/10 (Prerefunded 3/15/05+)                 4,765         4,911

 Maryland DOT
 5.00%, 10/15/05 #                                     1,045         1,071

 5.00%, 10/15/07 #                                     465           494

 5.25%, 2/1/08                                         2,700         2,929

 Consolidated Transportation
 4.00%, 12/15/05                                       2,000         2,041

 5.25%, 9/1/05                                         1,085         1,111

 Maryland Economic Dev. Corp.
 Associated Jewish Charities
 5.50%, 7/15/05                                        360           366

 5.50%, 7/15/06                                        380           394

 5.50%, 7/15/07                                        400           420

 Maryland Aviation Admin.
 5.00%, 6/1/08 (FSA Insured) #                         1,425         1,526

 5.00%, 6/1/09 (FSA Insured) #                         2,395         2,579

 Univ. Village at Sheppard Pratt
 4.40%, 7/1/05 (ACA Insured)                           250           253

 4.55%, 7/1/06 (ACA Insured)                           250           256

 Waste Management, 2.30%, 4/1/16 (Tender 4/1/06) #     2,500         2,469

 Maryland Energy Fin. Admin., Baltimore Wastewater
 5.75%, 12/1/04 #                                      2,570         2,570

 Maryland HHEFA
 Adventist Healthcare, 5.00%, 1/1/12                   1,440         1,502

 Board of Child Care, 5.00%, 7/1/05                    1,010         1,027

 Calvert Memorial Hosp., 4.75%, 7/1/09                 275           292

 Johns Hopkins Hosp.
 5.00%, 8/1/06                                         2,665         2,779

 5.00%, 5/15/08                                        1,640         1,760

 Johns Hopkins Univ.
 6.00%, 7/1/07                                         1,000         1,091

 6.00%, 7/1/39 (Prerefunded 7/1/09+)                   4,340         4,956

 Kennedy Krieger Institute, 6.00%, 7/1/05              430           439

 Lifebridge Health
 5.00%, 7/1/09                                         1,225         1,320

 5.00%, 7/1/10                                         565           609

 Memorial Hosp. at Easton, 5.00%, 7/1/05
 (MBIA Insured)                                        430           437

 Mercy Ridge Retirement Community, 5.00%, 4/1/08       2,000         2,039

 Sheppard & Enoch Pratt Foundation
 1.85%, 7/1/28 (RAA Insured)                           2,375         2,375

 5.00%, 7/1/05                                         1,000         1,015

 5.00%, 7/1/06                                         1,300         1,349

 Stella Maris, VRDN (Currently 1.69%)                  500           500

 Suburban Hosp., 5.00%, 7/1/09                         1,225         1,317

 Univ. of Maryland Medical System
 5.00%, 7/1/05                                         1,020         1,037

 5.00%, 7/1/09                                         1,020         1,096

 6.00%, 7/1/05                                         250           256

 Maryland IDA, Sheppard & Enoch Pratt Foundation
 2.00%, 12/31/11 (Tender 1/1/05)                       1,605         1,604

 Maryland National Capital Park & Planning
 Commission,GO Prince Georges County,
 6.25%, 1/15/07                                        1,250         1,352

 Maryland Transportation Auth.
 5.00%, 7/1/06 (FSA Insured)                           1,000         1,043

 5.80%, 7/1/06                                         4,000         4,221

 BWI, 5.25%, 3/1/09 (AMBAC Insured) #                  2,840         3,070

 Montgomery County, GO
 4.75%, 2/1/05                                         1,320         1,326

 5.00%, 10/1/05                                        2,000         2,050

 5.00%, 7/1/10                                         1,130         1,242

 Consolidated Public Improvement
 5.375%, 1/1/07                                        250           266

 5.375%, 5/1/11 (Prerefunded 5/1/07+)                  500           546

 5.375%, 5/1/13 (Prerefunded 5/1/07+)                  1,160         1,265

 5.50%, 4/1/13 (Prerefunded 4/1/06+)                   3,400         3,614

 5.70%, 7/1/05                                         965           986

 Montgomery County
 Consolidated Public Improvement
 5.50%, 4/1/16 (Prerefunded 4/1/06+)                   3,000         3,189

 Montgomery County Economic Dev. Auth., Institute for
 Genomic Research, VRDN (Currently 1.69%)              700           700

 Montgomery County Parking, Bethesda Parking Lot
 5.00%, 6/1/08 (FGIC Insured)                          1,100         1,191

 Montgomery County Revenue Auth., 5.00%, 4/1/10        1,170         1,275

 Northeast Maryland Waste Disposal Auth.
 Montgomery County Resources Fac.
 5.25%, 4/1/09 (AMBAC Insured) #                       4,850         5,237

 5.90%, 7/1/05 #                                       4,250         4,327

 6.00%, 7/1/06 #                                       4,170         4,358

 6.00%, 7/1/08 #                                       1,000         1,083

 Ocean City, GO, 5.00%, 3/1/07 (MBIA Insured)          3,440         3,643

 Prince Georges County, GO
 Consolidated Public Improvement
 5.00%, 5/15/05 (FSA Insured)                          1,000         1,014

 5.00%, 5/15/07 (FSA Insured)                          3,930         4,179

 5.00%, 10/1/07                                        2,500         2,679

 5.50%, 3/15/16 (Prerefunded 3/15/06+)
 (MBIA Insured)                                        535           563

 Prince Georges County
 Equipment Acquisition Program, COP
 4.50%, 6/15/05 (MBIA Insured)                         1,265         1,282

 Solid Waste Management, 5.00%, 6/15/06
 (MBIA Insured)                                        1,750         1,824

 Queen Anne's County, GO, School & Public Fac.
 5.125%, 1/15/09 (FGIC Insured)                        1,530         1,670

 Univ. of Maryland
 Auxilary Fac. & Tuition
 5.00%, 4/1/09                                         3,000         3,269

 5.00%, 4/1/05                                         3,325         3,359

 5.00%, 4/1/06                                         2,500         2,592

 Washington County, GO, Public Improvement
 5.00%, 1/1/06 (FSA Insured)                           3,025         3,117

 Washington Suburban Sanitary Dist., GO
 4.50%, 6/1/05                                         4,385         4,439

 5.00%, 6/1/05                                         3,150         3,198

 5.00%, 6/1/06                                         5,000         5,207

 5.00%, 6/1/07                                         885           942

 5.00%, 6/1/09                                         2,600         2,841

 5.25%, 6/1/08                                         1,030         1,124

 Total Maryland (Cost  $207,015)                                     206,987

 DISTRICT OF COLUMBIA  0.5%
 Washington Metropolitan Area Transit Auth.
 6.00%, 7/1/09 (FGIC Insured)                          1,000         1,133

 Total District of Columbia (Cost  $1,112)                           1,133

 PUERTO RICO  4.4%
 Children's Trust Fund, Tobacco Settlement
 4.90%, 7/1/05 (Escrowed to Maturity)                  585           595

 Puerto Rico Electric Power Auth.
 4.00%, 7/1/05                                         3,760         3,801

 5.00%, 7/1/06                                         3,000         3,122

 Puerto Rico Municipal Fin. Agency, GO, 5.50%,
 8/1/07 (FSA Insured)                                  2,000         2,164

 Total Puerto Rico (Cost  $9,615)                                    9,682

 Total Investments in Securities
 99.7% of Net Assets (Cost  $217,742)                                217,802
                                                       $

 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 +         Used in determining portfolio maturity
 ACA       American Capital Access Financial Guaranty Corp.
 AMBAC     AMBAC Assurance Corp.
 COP       Certificates of Participation
 DOT       Department of Transportation
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 HHEFA     Health & Higher Educational Facility Authority
 IDA       Industrial Development Authority/Agency
 MBIA      MBIA Insurance Corp.
 RAA       Radian Asset Assurance Inc.
 VRDN      Variable-Rate Demand Note


 The accompanying notes are an integral part of this Portfolio of Investments.



 T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $217,742,000. Net unrealized gain aggregated $60,000 at period-end, of which $922,000 related to appreciated investments and $862,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.




 T. Rowe Price Florida Intermediate Tax-Free Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 FLORIDA  91.6%
 Broward County, GO
 5.25%, 1/1/15                                         2,000         2,181

 5.25%, 1/1/18                                         2,000         2,164

 Broward County
 5.00%, 12/1/06                                        1,800         1,882

 5.00%, 10/1/15 (AMBAC Insured)                        1,425         1,546

 Broward County Airport, 5.25%, 10/1/10
 (MBIA Insured) #                                      2,000         2,130

 Collier County, Gas Tax, 5.25%, 6/1/14
 (AMBAC Insured)                                       500           554

 Collier County HFA, Cleveland Clinic Obligation
 Group VRDN (Currently 1.67%)                          100           100

 Coral Gables HFA
 Baptist Health
 4.00%, 8/15/05                                        250           253

 5.00%, 8/15/06                                        400           417

 Delray Beach, GO, Decade of Excel, 5.00%,
 2/1/13 (FSA Insured)                                  1,000         1,099

 Duval County School Dist., GO, COP, 5.75%,
 7/1/16 (FSA Insured)                                  2,000         2,212

 Florida
 5.25%, 7/1/06 (FGIC Insured)                          1,550         1,622

 5.375%, 7/1/14 (FGIC Insured)                         2,000         2,219

 5.50%, 7/1/12 (FGIC Insured)                          2,500         2,799

 5.50%, 7/1/13 (FGIC Insured)                          1,000         1,114

 5.50%, 7/1/16 (FGIC Insured)                          1,000         1,104

 Florida Board of Ed., GO
 5.00%, 6/1/08                                         1,750         1,889

 5.00%, 6/1/12 (FGIC Insured)                          1,250         1,370

 5.00%, 6/1/14                                         2,000         2,154

 5.125%, 6/1/13                                        2,500         2,705

 5.25%, 1/1/13                                         2,360         2,549

 5.25%, 1/1/14                                         1,170         1,264

 Florida Dept. of Environmental Protection
 5.25%, 7/1/14 (FGIC Insured)                          2,000         2,208

 Florida Dept. of Natural Resources
 Documentary Stamp Tax
 5.50%, 7/1/09 (FSA Insured)                           3,000         3,333

 5.75%, 7/1/07 (AMBAC Insured)                         1,000         1,085

 6.00%, 7/1/06 (MBIA Insured)                          1,850         1,956

 6.00%, 7/1/08 (AMBAC Insured)                         2,645         2,946

 Florida DOT
 Florida Turnpike Revenue
 5.25%, 7/1/08 (FSA Insured)                           3,000         3,268

 5.25%, 7/1/11 (MBIA Insured)                          1,950         2,123

 Florida HFC
 Multi-Family Housing
 5.80%, 2/1/08 (Prerefunded 8/1/06+) (FNMA Insured)    1,000         1,077

 5.80%, 8/1/08 (Prerefunded 8/1/06+) (FNMA Insured)    1,000         1,077

 Hillsborough County School Dist., 5.375%, 10/1/14
 (AMBAC Insured)                                       1,500         1,663

 Indian Trace Community Dev. Dist.
 5.50%, 5/1/06 (MBIA Insured)                          1,215         1,256

 5.50%, 5/1/07 (MBIA Insured)                          550           569

 Jacksonville
 5.25%, 10/1/19 (MBIA Insured) #                       1,000         1,072

 5.375%, 10/1/17 (FGIC Insured)                        1,000         1,101

 Jacksonville Electric Auth.
 5.25%, 10/1/12                                        1,930         2,079

 Johns River Power Park, 5.00%, 10/1/09
 (AMBAC Insured)                                       2,100         2,297

 Jacksonville HFA
 Baptist Health, 5.00%, 8/15/11 (MBIA Insured)         750           799

 Genesis Rehabilitation Hosp., VRDN (Currently 1.68%)  900           900

 Kissimmee Water & Sewer, 5.50%, 10/1/11
 (Escrowed to Maturity) (FGIC Insured)                 1,500         1,674

 Lakeland Electric & Water, 6.55%, 10/1/07
 (FSA  Insured)                                        1,095         1,216

 Lee County IDA, 5.80%, 11/1/11 (MBIA Insured) #       1,325         1,405

 Manatee County Public Utilities, 6.75%, 10/1/05
 (MBIA Insured)                                        2,000         2,076

 Martin County, Utility Systems, 5.50%, 10/1/16
 (FGIC Insured)                                        1,260         1,405

 Miami-Dade County, GO, 5.25%, 11/1/16 (MBIA Insured)  660           721

 Orange County
 5.125%, 1/1/16 (FGIC Insured)                         2,580         2,786

 5.60%, 10/1/07 (Prerefunded 10/1/05+) (FGIC Insured)  500           525

 Orlando-Orange County Expressway Auth.
 VRDN (Currently 1.63%) (FSA Insured)                  1,000         1,000

 6.50%, 7/1/10 (FGIC Insured)                          1,000         1,169

 Osceola County, GO, 5.50%, 10/1/16 (FGIC Insured)     1,000         1,115

 Osceola County HFA, Evangelical Lutheran Good
 Samaritan Society 5.50%, 5/1/05 (AMBAC Insured)       735           745

 Palm Beach County, 5.75%, 6/1/13 (FGIC Insured)       3,700         4,272

 Pasco County, 5.75%, 4/1/05 (AMBAC Insured) #         1,130         1,143

 Pinellas County, 5.00%, 10/1/10 (FSA Insured)         1,910         2,096

 Polk County Transportation Improvement
 5.625%, 12/1/15 (Prerefunded 12/1/10+) (FSA Insured)  500           571

 Reedy Creek Improvement Dist.
 GO, 5.00%, 6/1/17 (AMBAC Insured)                     1,775         1,889

 5.125%, 10/1/14 (MBIA Insured)                        1,525         1,661

 St. Augustine, 5.00%, 10/1/24 (AMBAC Insured)         2,400         2,491

 St. Lucie County PCR, Florida Power & Light
 VRDN (Currently 1.69%)                                100           100

 Venice Health Care, Bon Secours Health System
 5.40%, 8/15/08 (MBIA Insured)                         1,290         1,374

 West Orange Healthcare Dist., 5.50%, 2/1/10           750           825

 Total Florida (Cost  $93,702)                                       98,395

 PUERTO RICO  6.2%
 Puerto Rico Electric Power Auth.
 5.00%, 7/1/22 (FGIC Insured)                          750           793

 5.25%, 7/1/14 (MBIA Insured)                          2,000         2,193

 Puerto Rico Ind. Tourist, Ed., Medical &
 Environmental Fac. Ascension Health,
 6.375%, 11/15/15                                      750           839

 Puerto Rico Municipal Fin. Agency, GO
 5.875%, 8/1/14 (FGIC Insured)                         1,500         1,693

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        1,000         1,100

 Total Puerto Rico (Cost  $6,235)                                    6,618

 Total Investments in Securities
 97.8% of Net Assets (Cost  $99,937)                            $    105,013


 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 +         Used in determining portfolio maturity
 AMBAC     AMBAC Assurance Corp.
 COP       Certificates of Participation
 DOT       Department of Transportation
 FGIC      Financial Guaranty Insurance Company
 FNMA      Federal National Mortgage Association
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 HFA       Health Facility Authority
 HFC       Housing Finance Corp.
 IDA       Industrial Development Authority/Agency
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 VRDN      Variable-Rate Demand Note


 The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Florida Intermediate Tax-Free Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Florida Intermediate Tax-Free Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $99,937,000. Net unrealized gain aggregated $5,076,000 at period-end, of which $5,184,000 related to appreciated investments and $108,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.




 T. Rowe Price Georgia Tax-Free Bond Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 GEORGIA  94.7%
 Albany-Dougherty County Hosp. Auth., Phoebe
 Putney Memorial Hosp., VRDN (Currently 1.68%)
 (AMBAC Insured)                                       500           500

 Americus & Sumter County Hosp. Auth., Magnolia Manor
 6.25%, 5/15/19                                        1,000         998

 Assoc. County Commoners Leasing Program,
 Jackson County COP, 5.25%, 4/1/24 (XLCA Insured)      1,000         1,067

 Athens-Clarke County Residential Care Fac.,
 Wesley Woods of Athens 6.375%, 10/1/27                600           524

 Athens-Clarke County Unified Gov't. Dev. Auth.
 Univ. of Georgia Athletic Assoc.
 VRDN (Currently 1.68%)                                600           600

 VRDN (Currently 1.69%)                                1,300         1,300

 Atlanta & Fulton County Recreation Auth., GO,
 5.75%, 12/1/18 (AMBAC Insured)                        1,500         1,696

 Atlanta Airport
 Zero Coupon, 1/1/10 (MBIA Insured) #                  1,455         1,112

 5.00%, 1/1/07 (FGIC Insured) #                        500           524

 5.00%, 1/1/30 (FSA Insured)                           1,000         1,008

 5.50%, 1/1/26 (Prerefunded 1/1/10+) (FGIC Insured)    1,000         1,123

 5.60%, 1/1/30 (Prerefunded 1/1/10+) (FGIC Insured)    1,895         2,137

 6.25%, 1/1/14 (FGIC Insured) #                        1,000         1,118

 Atlanta Water & Sewer
 VRDN (Currently 1.65%) (FSA Insured)                  850           850

 5.00%, 11/1/34 (FSA Insured)                          1,000         1,013

 Augusta Water & Sewer
 5.00%, 10/1/27 (FSA Insured)                          1,000         1,021

 5.25%, 10/1/34 (FSA Insured)                          1,000         1,044

 Chatham County Hosp. Auth.
 Memorial Univ. Medical Center
 5.75%, 1/1/29                                         1,000         1,053

 6.125%, 1/1/24                                        1,230         1,330

 Cherokee County Water & Sewer Auth., 5.50%, 8/1/23
 (MBIA Insured)                                        1,000         1,132

 Clayton County Water Auth.
 5.00%, 5/1/20                                         1,000         1,064

 6.25%, 5/1/16 (Prerefunded 5/1/10+)                   1,000         1,164

 Cobb County Dev. Auth., Waste Management,
 2.10%, 4/1/33 (Tender 4/1/05) #                       1,000         998

 Cobb County Hosp. Auth., Wellstar Health System,
 5.25%, 4/1/23 (AMBAC Insured)                         1,000         1,074

 Cobb-Marietta Water Auth., 5.25%, 11/1/21             1,000         1,087

 Columbia County, GO, Courthouse/Detention Center
 5.625%, 2/1/20                                        1,250         1,366

 Columbia County Water & Sewer
 5.00%, 6/1/24 (FSA Insured)                           1,000         1,035

 6.25%, 6/1/18 (Prerefunded 6/1/10+) (FGIC Insured)    1,000         1,157

 Coweta County Residential Care Fac. for the
 Elderly, Wesley Woods of Newnan-Peachtree City,
 8.25%, 10/1/26                                        500           519

 Crisp County Dev. Auth., Int'l Paper,
 6.20%, 2/1/20 #                                       1,000         1,062

 DeKalb County Hosp. Auth., DeKalb Regional
 Healthcare System, 5.00%, 9/1/11 (FSA Insured) ++     1,000         1,092

 DeKalb County Water & Sewer, 5.125%, 10/1/31          1,000         1,020

 Downtown Smyrna Dev. Auth., 6.70%, 2/1/20
 (Prerefunded 2/1/05+) (MBIA Insured)                  1,000         1,028

 Fayette County Public Fac. Auth.
 6.00%, 6/1/30 (Prerefunded 6/1/10+)                   500           576

 6.25%, 6/1/20 (Prerefunded 6/1/10+)                   500           583

 Forsyth County, GO
 5.25%, 3/1/19                                         760           828

 6.00%, 3/1/16 (Prerefunded 3/1/10+)                   1,250         1,435

 Forsyth County School Dist., GO, 6.00%, 2/1/16
 (Prerefunded 2/1/10+)                                 1,250         1,445

 Forsyth County Water & Sewer Auth.
 5.00%, 4/1/21                                         1,060         1,105

 5.00%, 4/1/32                                         1,000         1,012

 6.25%, 4/1/20 (Prerefunded 4/1/10+)                   1,000         1,157

 Fulton County Dev. Auth., Georgia Tech Foundation
 5.00%, 11/1/21                                        1,000         1,043

 Fulton County Residential Care Fac. for the Elderly
 Canterbury Court
 6.125%, 2/15/26                                       750           749

 6.30%, 10/1/24 (Prerefunded 10/1/09+)                 500           578

 Fulton County
 Water & Sewer
 5.00%, 1/1/35 (FGIC Insured)                          1,000         1,011

 6.25%, 1/1/09 (FGIC Insured)                          1,000         1,131

 Gainesville Water & Sewer, 6.00%, 11/15/12
 (FGIC Insured)                                        1,000         1,165

 Georgia, GO, 6.50%, 4/1/08                            1,000         1,123

 Georgia Housing & Fin. Auth.
 Single Family Housing
 5.65%, 12/1/21 #                                      1,000         1,042

 5.75%, 12/1/31 #                                      870           894

 5.80%, 12/1/21 #                                      670           697

 5.80%, 12/1/26 #                                      370           384

 6.05%, 12/1/16 #                                      405           420

 Georgia Private Colleges & Univ. Auth.
 Emory Univ.
 5.50%, 11/1/20                                        500           551

 5.50%, 11/1/25                                        1,975         2,123

 5.50%, 11/1/33                                        1,500         1,602

 Glynn County, Water & Sewer, 5.00%, 4/1/23
 (AMBAC Insured)                                       1,000         1,037

 Griffin Combined Public Utility, 5.125%, 1/1/27
 (AMBAC Insured)                                       1,000         1,041

 Gwinnett County School Dist., GO, 5.00%, 2/1/07       500           529

 Gwinnett County Water & Sewer Auth., GO,
 5.25%,  8/1/24                                        1,000         1,055

 Hall County & Gainsville Hosp. Auth., Northeast
 Health System 5.50%, 5/15/31                          1,500         1,534

 Henry County Hosp. Auth., GO, Henry Medical Center
 5.00%, 7/1/25 (MBIA Insured)                          1,000         1,035

 Henry County Water & Sewer Auth.
 5.00%, 2/1/07 (MBIA Insured)                          1,000         1,056

 5.125%, 2/1/20 (MBIA Insured)                         1,000         1,074

 5.625%, 2/1/30 (FGIC Insured)                         1,000         1,083

 Macon Water Auth., 5.00%, 10/1/21                     1,000         1,044

 Macon-Bibb County Urban Dev. Auth., GO, 5.50%,        1,000         1,092
10/1/22
 Medical Center Hosp. Auth., Columbus Regional
 Healthcare System, 5.50%, 8/1/25 (MBIA Insured)       1,000         1,064

 Metropolitan Atlanta Rapid Transit Auth.
 Marta Sales Tax
 7.00%, 7/1/11 (Escrowed to Maturity)                  2,050         2,422

 7.00%, 7/1/11 (Escrowed to Maturity) (MBIA Insured)   635           756

 Milledgeville & Baldwin County Dev. Auth., Georgia
College & State Univ. Foundation, 6.00%, 9/1/33        1,000         1,052

 Municipal Electric Auth. of Georgia
 6.50%, 1/1/12                                         440           502

 6.50%, 1/1/12 (Escrowed to Maturity)                  80            92

 6.50%, 1/1/17 (MBIA Insured)                          205           247

 6.60%, 1/1/18                                         860           1,039

 6.60%, 1/1/18 (Escrowed to Maturity)                  175           215

 7.25%, 1/1/24 (AMBAC Insured)                         1,000         1,342

 Newton County Hosp. Auth., GO, 6.00%, 2/1/20
 (AMBAC Insured)                                       1,000         1,124

 Paulding County School Dist., GO, 6.00%, 2/1/13
 (MBIA Insured)                                        1,000         1,165

 Paulding County Water & Sewer, 6.00%, 12/1/13
 (MBIA Insured)                                        1,000         1,170

 Peach County School Dist., GO, 6.40%, 2/1/19
 (Prerefunded 2/1/05+) (MBIA Insured)                  500           514

 Rockdale County Dev. Auth., Pratt Industries USA
 7.40%, 1/1/16 #                                       375           387

 Rockdale County School Dist., GO, 6.50%, 1/1/09
 (Prerefunded 1/1/05+)                                 1,000         1,024

 Roswell, GO, 5.50%, 2/1/14 (Prerefunded 2/1/09+)      1,000         1,114

 Savannah, Savannah Airport Commission, 5.25%,
 1/1/17 (FSA Insured)                                  1,000         1,073

 Savannah Economic Dev. Auth.
 IDRB, Waste Management, 5.50%, 7/1/16 #               1,500         1,557

 Marshes of Skidaway, 7.40%, 1/1/24                    420           425

 Savannah College of Art & Design, 6.80%, 10/1/19
 (Prerefunded 10/1/09+)                                500           586

 Total Georgia (Cost  $82,902)                                       87,920

 PUERTO RICO  4.7%
 Puerto Rico Electric Power Auth., 5.00%, 7/1/08       2,000         2,150

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 1,000         1,076

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        1,000         1,100

 Total Puerto Rico (Cost  $4,217)                                    4,326

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open
 futures contracts (2)                                               0

 Total Futures Contracts                                             0

 Total Investments in Securities
 99.4% of Net Assets (Cost  $87,119)                               $ 92,246


 (1)         Denominated in U.S. dollars unless otherwise noted
 #           Interest subject to alternative minimum tax
 ++          All or a portion of this security is pledged to
             cover margin requirements on futures contracts at
             November 30, 2004.
 +           Used in determining portfolio maturity
 AMBAC       AMBAC Assurance Corp.
 COP         Certificates of Participation
 FGIC        Financial Guaranty Insurance Company
 FSA         Financial Security Assurance Inc.
 GO          General Obligation
 IDRB        Industrial Development Revenue Bond
 MBIA        MBIA Insurance Corp.
 VRDN        Variable-Rate Demand Note
 XLCA        XL Capital Assurance Inc.


 (2) Open Futures Contracts at November 30, 2004 were as follows: ($ 000s)
                                                        Contract    Unrealized
                                          Expiration    Value       Gain (Loss)
 Short, 10 U.S. Treasury ten year notes     12/04       (1,115)      $ 16
 contracts, $23 par of 5.00% DeKalb County
 Hosp. Auth. pledged as initial margin

 Short, 5 U.S. Treasury ten year notes      3/05        (554)          5
 contracts, $12 par of 5.00% DeKalb County
 Hosp. Auth. pledged as initial margin

 Net payments (receipts) of variation                                  (21)
 margin to date

 Variation margin receivable (payable) on                           $  0
 open futures contracts


 The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Georgia Tax-Free Bond Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Georgia state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade Georgia municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2004, the cost of investments for federal income tax purposes was $87,083,000. Net unrealized gain aggregated $5,814,000 at period-end, of which $5,298,000 related to appreciated investments and $114,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.




 T. Rowe Price Maryland Tax-Free Money Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)


 MARYLAND  98.8%
 Anne Arundel County, GO, TECP, 1.75%, 1/10/05         1,000         1,000

 Baltimore County, GO
 TECP, 1.22%, 12/10/04                                 1,000         1,000

 TECP, 1.71%, 1/21/05                                  1,000         1,000

 TECP, 1.88%, 1/13/05                                  1,000         1,000

 Baltimore County, St. James Academy, VRDN
 (Currently 1.70%)                                     4,215         4,215

 Baltimore County Metro Dist., GO, TECP,
 1.55%, 1/14/05                                        2,000         2,000

 Baltimore County Mortgage, Springhill Multi-Family
 Housing VRDN (Currently 1.67%) (GNMA Guaranteed)      2,290         2,290

 Calvert County, GO
 Public Improvement
 2.00%, 4/1/05                                         505           506

 3.00%, 1/1/05                                         25            25

 Calvert County Economic Dev., Asbury Solomons
 Obligation Group VRDN (Currently 1.70%)               5,000         5,000

 Carroll County, Fairhaven Retirement Community
 VRDN (Currently 1.67%)                                1,000         1,000

 Carroll County, GO, 4.375%, 12/1/04                   100           100

 Frederick County, GO, BAN, VRDN (Currently 1.68%)     1,560         1,560

 Frederick County EFA, Mount. St. Mary's College
 VRDN (Currently 1.67%)                                995           995

 Gaithersburg
 Asbury Solomons Group
 VRDN (Currently 1.67%) (MBIA Insured)                 1,300         1,300

 VRDN (Currently 1.70%)                                315           315

 Harford County, GO, Public Improvement,
 2.00%,  1/15/05                                       1,755         1,757

 Howard County, 4.75%, 2/15/05
 (Escrowed to Maturity)                                30            30

 Howard County, GO
 4.00%, 8/15/05                                        1,015         1,033

 Consolidated Public Improvement, 4.10%, 2/15/05       1,295         1,303

 Maryland, GO, State & Local Fac., 5.25%, 3/1/05       1,750         1,767

 Maryland CDA
 Barrington Apartment, VRDN (Currently 1.68%) #        3,500         3,500

 Broadway Homes, 3.125%, 5/1/05 #                      2,540         2,551

 Local Gov't. Infrastructure, 2.00%, 6/1/05
 (AMBAC Insured)                                       100           101

 New Waters Towers Dev., VRDN (Currently 1.67%) #      2,900         2,900

 Parklane Apartments, VRDN (Currently 1.72%) #         2,500         2,500

 Single Family
 VRDN (Currently 1.67%) #                              3,100         3,100

 2.10%, 3/1/32 (Tender 12/5/05) #                      1,000         1,000

 Maryland DOT
 Consolidated Transportation
 3.00%, 12/15/04                                       3,645         3,647

 5.00%, 12/1/04                                        40            40

 Maryland Economic Dev. Corp.
 American Urological Education, VRDN (Currently 1.68%) 975           975

 Associated Catholic Charities, VRDN (Currently 1.67%) 3,800         3,800

 Associated Jewish Charities, VRDN (Currently 1.69%)   1,400         1,400

 Bindagraphics, VRDN (Currently 1.74%) #               800           800

 Chesapeake Bay Foundation, VRDN (Currently 1.68%)     3,745         3,745

 Maryland HHEFA
 Adventist Healthcare, VRDN (Currently 1.69%)          3,000         3,000

 Carnegie Institution of Washington
 VRDN (Currently 1.67%)                                1,000         1,000

 Collington Episcopal Lifecare, VRDN (Currently 1.67%) 985           985

 Friends School of Baltimore, VRDN (Currently 1.68%)   2,500         2,500

 Ginger Cove Life Care, VRDN (Currently 1.69%)         6,700         6,700

 Johns Hopkins Hosp., TECP, 1.25%, 12/9/04             2,000         2,000

 Johns Hopkins Univ., TECP, 1.23 - 1.46%
 12/8/04 - 1/12/05                                     5,139         5,139

 Loyola College, VRDN (Currently 1.66%)                370           370

 Maryland Health Pool
 VRDN (Currently 1.66%)                                1,100         1,100

 VRDN (Currently 1.68%)                                1,200         1,200

 Mercy Ridge, VRDN (Currently 1.69%)                   175           175

 Norwood School, VRDN (Currently 1.72%)                1,945         1,945

 Stella Maris, VRDN (Currently 1.69%)                  3,395         3,395

 Trinity School, VRDN (Currently 1.68%)                1,800         1,800

 Univ. of Maryland Medical System
 VRDN (Currently 1.68%) (AMBAC Insured)                1,970         1,970

 Maryland IDA
 Calvert School, VRDN (Currently 1.68%)                2,095         2,095

 National Aquarium in Baltimore, VRDN
 (Currently 1.68%)                                     1,000         1,000

 Maryland National Capital Park & Planning Commission,
 GO 2.50%, 1/15/05                                     540           541

 Maryland Transportation Auth., Baltimore/Washington
 Int'l. Airport VRDN (Currently 1.66%) #               3,700         3,700

 Montgomery County, GO
 5.00%, 2/1/05                                         1,620         1,631

 8.60%, 5/1/05                                         55            56

 TECP, 1.38%, 12/8/04                                  4,000         4,000

 Montgomery County Economic Dev. Auth.
 Howard Hughes Medical Institute
 VRDN (Currently 1.69%)                                2,000         2,000

 VRDN (Currently 1.70%)                                2,000         2,000

 Institute for Genomic Research, VRDN
 (Currently 1.69%)                                     1,690         1,690

 Rehabilitation Opportunities, VRDN (Currently 1.69%)  200           200

 Sandy Spring Friends School, VRDN (Currently 1.68%)   2,000         2,000

 Montgomery County Housing Opportunities Commission
 1.15%, 7/1/28 (Tender 3/8/05) #                       1,000         1,000

 Oakwood Multi-Family, VRDN (Currently 1.68%)          4,700         4,700

 The Grand Issue, VRDN (Currently 1.67%) #             900           900

 Prince Georges County, 2.50%, 9/15/05                 1,260         1,266

 Prince Georges County, GO, Consolidated Public
 Improvement 6.00%, 3/15/05 (MBIA Insured)             500           507

 Univ. of Maryland, Auxiliary Fac. & Tuition,
 5.00%, 4/1/05                                         100           101

 Univ. System of Maryland, Univ. of Maryland
 College Park VRDN (Currently 1.72%)                   1,020         1,020

 Washington County, GO, Public Improvement
 5.40%, 1/1/05 (MBIA Insured)                          50            50

 Washington Suburban Sanitary District, 5.125%,
 6/1/10 (Prerefunded 6/1/05+)                          30            30

 Total Maryland (Cost  $123,021)                                     123,021

 PUERTO RICO  1.1%
 Puerto Rico Highway & Transportation Auth.
 VRDN (Currently 1.68%) (FSA Insured)                  1,400         1,400

 Total Puerto Rico (Cost  $1,400)                                    1,400

 Total Investments in Securities
 99.9% of Net Assets (Cost  $124,421)                  $             124,421


 (1)          Denominated in U.S. dollars unless otherwise noted
 #            Interest subject to alternative minimum tax
 +            Used in determining portfolio maturity
 AMBAC        AMBAC Assurance Corp.
 BAN          Bond Anticipation Note
 CDA          Community Development Administration
 DOT          Department of Transportation
 EFA          Educational Facility Authority
 FSA          Financial Security Assurance Inc.
 GNMA         Government National Mortgage Association
 GO           General Obligation
 HHEFA        Health & Higher Educational Facility Authority
 IDA          Industrial Development Authority/Agency
 MBIA         MBIA Insurance Corp.
 TECP         Tax-Exempt Commercial Paper
 VRDN         Variable-Rate Demand Note


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Maryland Tax-Free Money Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $124,421,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005